UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22873

Name of Fund: BlackRock CoRI Funds

BlackRock CoRI 2015 Fund

BlackRock CoRI 2017 Fund

BlackRock CoRI 2019 Fund

BlackRock CoRI 2021 Fund

BlackRock CoRI 2023 Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock CoRI Funds,

        55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 10/31/2015

Item 1 – Report to Stockholders

OCTOBER 31, 2015

ANNUAL REPORT

BlackRock CoRI Funds

➢	BlackRock CoRI 2015 Fund

➢	BlackRock CoRI 2017 Fund

➢	BlackRock CoRI 2019 Fund

➢	BlackRock CoRI 2021 Fund

➢	BlackRock CoRI 2023 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions were the overarching themes driving financial markets during the 12-month period ended October 31, 2015. U.S. economic growth was picking up considerably toward the end of 2014, while the broader global economy showed signs of slowing. Investors favored the stability of U.S. assets despite expectations that the Federal Reserve (the “Fed”) would eventually be inclined to raise short-term interest rates, while international markets struggled even as the European Central Bank and the Bank of Japan eased monetary policy. Oil prices plummeted in late 2014 due to a global supply-and-demand imbalance, fueling a sell-off in energy-related assets and emerging markets. U.S. Treasury bonds benefited as their persistently low yields had become attractive as compared to the even lower yields on international sovereign debt.

Equity markets reversed in early 2015, with international markets outperforming the United States as global risks temporarily abated, and the U.S. economy hit a soft patch amid a harsh winter and a west coast port strike. High valuations took their toll on U.S. stocks, while bond yields fell to extreme lows. (Bond prices rise as yields fall.) In contrast, economic reports in Europe and Asia began to improve, and accommodative policies from central banks in those regions helped international equities rebound. Oil prices stabilized, providing some relief for emerging market stocks, although a stronger U.S. dollar posed another significant headwind for the asset class.

U.S. economic growth regained momentum in the second quarter, helping U.S. stocks resume an upward path; however, the improving data underscored the likelihood that the Fed would raise short-term rates before the end of 2015 and bond yields moved swiftly higher. The month of June brought a sharp, but temporary, sell-off across most asset classes as Greece’s long-brewing debt troubles came to an impasse. These concerns abated when the Greek parliament passed a series of austerity and reform measures in July. But the market’s calm was short-lived. Signs of weakness in China’s economy sparked extreme levels of volatility in Chinese equities despite policymakers’ attempts to stabilize the market.

Higher volatility spread through markets globally in the third quarter as further evidence of deceleration in China stoked worries about overall global growth. Weakening Chinese demand caused oil prices to slide once again and ignited another steep sell-off in emerging markets. Speculation as to whether the Fed would raise rates at its September meeting further fueled global volatility. Ultimately, the Fed postponed the rate hike, but this brought little relief in the markets as the central bank’s decision reinforced investors’ concerns about the state of the global economy. Stock markets finished the third quarter with the worst performance since 2011. High yield bonds also declined, while higher quality assets, including U.S. Treasury bonds, municipal bonds and investment grade credit benefited from investors seeking shelter amid global uncertainty.

The period ended with a strong October rally in risk assets. Given the recent scarcity of evidence of global growth, equity markets had become more reliant on central banks to drive performance. Although October brought generally soft economic data and lower growth estimates, global equities powered higher as China’s central bank provided more stimulus, the European Central Bank poised for more easing and soft U.S. data pushed back expectations for a Fed rate hike. Treasury bonds declined in October while all other asset classes benefited from investors’ increased risk appetite.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	0.77%	5.20%
U.S. small cap equities (Russell 2000® Index)	(4.12)	0.34
International equities (MSCI Europe, Australasia, Far East Index)	(6.44)	(0.07)
Emerging market equities (MSCI Emerging Markets Index)	(17.75)	(14.53)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(0.02)	3.57
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	(0.10)	1.96
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.58	2.87
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(3.38)	(1.91)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Funds’ Summary as of October 31, 2015	BlackRock CoRI Funds

Investment Objective

The BlackRock CoRI Funds’ (the “Funds”) investment objective is to seek to provide long-term investment results that correspond to the total return of each Fund’s respective benchmark.

Portfolio Management Commentary

How did the Funds perform?

•

For the 12-month period ended October 31, 2015, BlackRock CoRI 2015 Fund, BlackRock CoRI 2017 Fund, BlackRock CoRI 2019 Fund, BlackRock CoRI 2021 Fund and BlackRock CoRI 2023 Fund underperformed their respective benchmarks.

What factors influenced performance?

•

The Funds were positioned to match the performance of their respective benchmarks. The sampling method each Fund used to replicate the return of its respective benchmark was the key factor in each Fund’s relative performance.

Describe recent portfolio activity.

•

The Funds selected securities in accordance with their relative proportion within the respective benchmarks in order to provide investment results corresponding to each benchmark’s total return. In selecting securities, the Funds also considered credit quality, industry, maturity structure, coupon rates and call features.

•

The Funds were rebalanced on a monthly basis to reflect changes in their respective benchmarks. Each Fund’s benchmark has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings. The strategic allocation of each Fund’s benchmark is systematically adjusted on a monthly basis to reflect the remaining investment time horizon.

Describe portfolio positioning at period end.

•

As of period end, the Funds were positioned to match the risk and return characteristics of their respective benchmarks. The Funds’ durations (sensitivity to interest rate movements) remained in line with their respective benchmarks as of period end.

4	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

BlackRock CoRI 2015 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).

[3]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2015

	Average Annual Total Returns[4]
				1 Year		Since Inception[5]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.78%	1.05%	0.00%	4.45%	N/A	8.04%	N/A
Investor A	2.44	0.54	(0.18)	4.22	0.05%	7.79	5.30%
Cost of Retirement Index 2015	—	—	0.11	4.79	N/A	8.58	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[5]	The Fund commenced operations on January 31, 2014.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[6]	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,000.00	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Investor A	$1,000.00	$998.20	$2.52	$1,000.00	$1,022.68	$2.55	0.50%

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period shown).

[7]

Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period. See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	5

BlackRock CoRI 2017 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).

[3]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2015

				Average Annual Total Returns[4]
				1 Year		Since Inception[5]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.93%	1.20%	(0.71)%	4.18%	N /A	8.84%	N/A
Investor A	2.57	0.55	(0.89)	3.93	(0.23)%	8.57	6.07%
Cost of Retirement Index 2017	—	—	(0.57)	4.48	N/A	9.37	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[5]	The Fund commenced operations on January 31, 2014.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[6]	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$992.90	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Investor A	$1,000.00	$991.10	$2.51	$1,000.00	$1,022.68	$2.55	0.50%

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period shown).

[7]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

6	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

BlackRock CoRI 2019 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).

[3]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2015

				Average Annual Total Returns[4]
				1 Year		Since Inception[5]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.13%	1.50%	(0.79)%	4.51%	N/A	9.98%	N/A
Investor A	2.77	1.06	(0.88)	4.21	0.04%	9.75	7.21%
Cost of Retirement Index 2019	—	—	(0.64)	4.76	N/A	10.52	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[5]	The Fund commenced operations on January 31, 2014.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[6]	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$992.10	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Investor A	$1,000.00	$991.20	$2.51	$1,000.00	$1,022.68	$2.55	0.50%

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period shown).

[7]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	7

BlackRock CoRI 2021 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).

[3]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2015

				Average Annual Total Returns[4]
				1 Year		Since Inception[5]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.37%	1.75%	(1.38)%	4.03%	N/A	10.30%	N/A
Investor A	3.00	1.30	(1.56)	3.75	(0.40)%	10.02	7.48%
Cost of Retirement Index 2021	—	—	(1.27)	4.26	N/A	10.97	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[5]	The Fund commenced operations on January 31, 2014.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[6]	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$986.20	$1.25	$1,000.00	$1,023.95	$1.28	0.25%
Investor A	$1,000.00	$984.40	$2.50	$1,000.00	$1,022.68	$2.55	0.50%

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period shown).

[7]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.

See	“Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

8	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

BlackRock CoRI 2023 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).

[3]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2015

				Average Annual Total Returns[4]
				1 Year		Since Inception[5]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.55%	2.20%	(2.62)%	3.65%	N/A	10.90%	N/A
Investor A	3.17	1.32	(2.71)	3.38	(0.75)%	10.63	8.07%
Cost of Retirement Index 2023	—	—	(2.52)	4.21	N/A	11.81	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[5]	The Fund commenced operations on January 31, 2014.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[6]	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$973.80	$1.24	$1,000.00	$1,023.95	$1.28	0.25%
Investor A	$1,000.00	$972.90	$2.49	$1,000.00	$1,022.68	$2.55	0.50%

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period shown).

[7]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	9

BlackRock CoRI 2015 Fund

Overview of the Fund’s Long-Term Investments

Portfolio Composition	10/31/15
U.S. Treasury Obligations	61%
Corporate Bonds	39

Credit Quality Allocation[1]	10/31/15
AAA/Aaa[2]	61%
AA/Aa	3
A	21
BBB/Baa	15

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.

[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

BlackRock CoRI 2017 Fund

Overview of the Fund’s Long-Term Investments

Portfolio Composition	10/31/15
U.S. Treasury Obligations	61%
Corporate Bonds	39

Credit Quality Allocation[1]	10/31/15
AAA/Aaa[2]	61%
AA/Aa	4
A	22
BBB/Baa	13

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.

[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

BlackRock CoRI 2019 Fund

Overview of the Fund’s Long-Term Investments

Portfolio Composition	10/31/15
U.S. Treasury Obligations	63%
Corporate Bonds	37

Credit Quality Allocation[1]	10/31/15
AAA/Aaa[2]	63%
AA/Aa	3
A	19
BBB/Baa	15

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.

[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

10	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

BlackRock CoRI 2021 Fund

Overview of the Fund’s Long-Term Investments

Portfolio Composition	10/31/15
U.S. Treasury Obligations	60%
Corporate Bonds	40

Credit Quality Allocation[1]	10/31/15
AAA/Aaa[2]	60%
AA/Aa	4
A	20
BBB/Baa	16

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.

[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

BlackRock CoRI 2023 Fund

Overview of the Fund’s Long-Term Investments

Portfolio Composition	10/31/15
U.S. Treasury Obligations	56%
Corporate Bonds	44

Credit Quality Allocation[1]	10/31/15
AAA/Aaa[2]	56%
AA/Aa	4
A	23
BBB/Baa	17

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.

[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	11

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense examples on previous pages (which are based on a hypothetical investment of $1,000 invested on May 1, 2015 and held through October 31, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

12	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Schedule of Investments October 31, 2015	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.8%
Lockheed Martin Corp.:
4.85%, 9/15/41	$10	$10,438
4.07%, 12/15/42	10	9,285
Northrop Grumman Corp., 3.25%, 8/01/23	25	25,259
United Technologies Corp.:
3.10%, 6/01/22	15	15,395
4.50%, 6/01/42	25	25,546

		85,923
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34	10	10,416
4.10%, 2/01/45	10	9,038
United Parcel Service, Inc., 6.20%, 1/15/38	5	6,507

		25,961
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	5	7,226
Banks — 2.8%
BNP Paribas SA, 3.25%, 3/03/23	20	20,163
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,561
HSBC Holdings PLC, 6.10%, 1/14/42	60	75,653
Wells Fargo & Co.:
3.00%, 1/22/21	25	25,504
3.50%, 3/08/22	25	26,000
3.45%, 2/13/23	75	75,218
3.30%, 9/09/24	15	14,982
5.38%, 11/02/43	20	21,904
5.61%, 1/15/44	25	28,345
4.65%, 11/04/44	10	9,874

		312,204
Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	10	9,726
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	25	23,760
Diageo Investment Corp., 2.88%, 5/11/22	25	24,864
Molson Coors Brewing Co., 5.00%, 5/01/42	10	8,787
PepsiCo, Inc.:
2.75%, 3/01/23	35	34,963
4.00%, 3/05/42	10	9,650

		111,750
Biotechnology — 0.6%
Amgen, Inc., 6.40%, 2/01/39	15	18,075
Biogen, Inc., 3.63%, 9/15/22	20	20,335
Celgene Corp., 3.55%, 8/15/22	25	25,403

		63,813
Capital Markets — 3.5%
Ameriprise Financial, Inc., 3.70%, 10/15/24	20	20,454
Bank of New York Mellon Corp., 4.15%, 2/01/21	25	27,250
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	19,402
Goldman Sachs Group, Inc.:
3.63%, 1/22/23	40	40,843

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued):
6.13%, 2/15/33	$35	$42,062
6.75%, 10/01/37	55	66,282
Morgan Stanley:
3.75%, 2/25/23	25	25,774
3.70%, 10/23/24	75	75,954
5.00%, 11/24/25	25	26,750
4.35%, 9/08/26	10	10,144
6.38%, 7/24/42	10	12,572
4.30%, 1/27/45	20	19,168
State Street Corp., 3.70%, 11/20/23	10	10,440

		397,095
Chemicals — 0.7%
CF Industries, Inc.:
5.15%, 3/15/34	5	4,927
5.38%, 3/15/44	10	9,875
Dow Chemical Co., 7.38%, 11/01/29	5	6,361
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	24,103
Ecolab, Inc., 4.35%, 12/08/21	25	27,017
LYB International Finance BV, 4.88%, 3/15/44	5	4,805
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	5	5,647

		82,735
Commercial Services & Supplies — 0.2%
Republic Services, Inc., 5.25%, 11/15/21	25	27,878
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	30	36,622
Motorola Solutions, Inc., 4.00%, 9/01/24	10	8,825

		45,447
Consumer Finance — 1.0%
American Express Co., 4.05%, 12/03/42	20	19,186
Capital One Financial Corp., 3.50%, 6/15/23	25	25,128
HSBC Finance Corp., 6.68%, 1/15/21	25	29,074
John Deere Capital Corp., 2.80%, 1/27/23	10	9,903
MasterCard, Inc., 3.38%, 4/01/24	25	25,693

		108,984
Diversified Financial Services — 6.2%
Bank of America Corp.:
5.63%, 7/01/20	25	28,161
3.30%, 1/11/23	45	44,870
4.13%, 1/22/24	25	26,034
4.00%, 1/22/25	25	24,648
4.25%, 10/22/26	20	20,061
5.88%, 2/07/42	15	17,672
5.00%, 1/21/44	10	10,608
4.88%, 4/01/44	15	15,698
Series L, 4.75%, 4/21/45	5	4,881
Citigroup, Inc.:
3.88%, 10/25/23	25	25,853
5.50%, 9/13/25	25	27,404
4.30%, 11/20/26	45	45,174
8.13%, 7/15/39	25	36,503

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	13

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Citigroup, Inc. (continued):
6.68%, 9/13/43	$10	$12,517
General Electric Capital Corp.:
3.10%, 1/09/23	50	50,612
6.75%, 3/15/32	40	52,457
5.88%, 1/14/38	10	12,342
6.88%, 1/10/39	15	20,408
JPMorgan Chase & Co.:
4.50%, 1/24/22	75	81,233
3.38%, 5/01/23	25	24,527
3.88%, 9/10/24	45	44,952
6.40%, 5/15/38	25	31,677
5.63%, 8/16/43	30	33,518
Northern Trust Corp., 3.95%, 10/30/25	10	10,476

		702,286
Diversified Telecommunication Services — 3.2%
AT&T, Inc.:
3.00%, 2/15/22	25	24,676
6.30%, 1/15/38	20	22,236
5.35%, 9/01/40	25	24,918
5.55%, 8/15/41	5	5,088
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	11,977
Verizon Communications, Inc.:
4.50%, 9/15/20	25	27,106
5.15%, 9/15/23	50	55,730
6.40%, 9/15/33	45	52,009
6.55%, 9/15/43	40	47,881
4.86%, 8/21/46	40	38,292
5.01%, 8/21/54	5	4,622
4.67%, 3/15/55	60	52,725

		367,260
Electric Utilities — 1.5%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	15	18,008
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	11,590
Duke Energy Florida LLC, 6.40%, 6/15/38	25	32,561
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	10,656
Georgia Power Co., 4.30%, 3/15/42	15	13,859
Pacific Gas & Electric Co.:
6.05%, 3/01/34	20	24,184
5.40%, 1/15/40	20	22,874
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	12,478
Southern Power Co., 5.15%, 9/15/41	5	4,811
Virginia Electric & Power Co., 8.88%, 11/15/38	15	24,138

		175,159
Energy Equipment & Services — 0.7%
Baker Hughes, Inc., 5.13%, 9/15/40	5	5,053
Enterprise Products Operating LLC:
5.95%, 2/01/41	10	10,457
5.70%, 2/15/42	15	15,163
Halliburton Co., 7.45%, 9/15/39	15	19,770
TransCanada PipeLines Ltd., 7.63%, 1/15/39	15	19,658
Williams Partners LP, 6.30%, 4/15/40	5	4,439

		74,540

Corporate Bonds	Par (000)	Value
Food & Staples Retailing — 0.2%
CVS Health Corp., 6.13%, 9/15/39	$10	$11,990
Walgreen Co., 3.10%, 9/15/22	10	9,661

		21,651
Food Products — 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	10,650
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,856
Kraft Foods Group, Inc.:
3.50%, 6/06/22	25	25,495
5.00%, 6/04/42	10	10,293

		59,294
Health Care Equipment & Supplies — 0.4%
Covidien International Finance SA, 6.55%, 10/15/37	5	6,455
Medtronic, Inc.:
4.63%, 3/15/44	6	6,259
4.63%, 3/15/45	35	36,794

		49,508
Health Care Providers & Services — 1.0%
Aetna, Inc., 6.63%, 6/15/36	5	6,141
Anthem, Inc., 5.10%, 1/15/44	20	20,912
Cardinal Health, Inc., 3.20%, 3/15/23	15	14,830
Express Scripts Holding Co., 4.75%, 11/15/21	25	27,067
UnitedHealth Group, Inc.:
6.88%, 2/15/38	15	20,130
4.75%, 7/15/45	20	21,260

		110,340
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	11,993
Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	15	19,844
Koninklijke Philips NV, 6.88%, 3/11/38	10	11,665

		31,509
Industrial Conglomerates — 0.4%
General Electric Co.:
2.70%, 10/09/22	10	10,005
4.50%, 3/11/44	30	31,118

		41,123
Insurance — 1.3%
Aflac, Inc., 3.63%, 6/15/23	15	15,322
Allstate Corp., 3.15%, 6/15/23	10	10,032
American International Group, Inc.:
3.38%, 8/15/20	25	26,105
4.13%, 2/15/24	25	26,372
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,230
AXA SA, 8.60%, 12/15/30	5	6,847
MetLife, Inc., 4.88%, 11/13/43	25	26,743
Prudential Financial, Inc., 6.63%, 12/01/37	10	12,559
Travelers Cos., Inc., 4.60%, 8/01/43	10	10,556

		144,766
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	25	26,911
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	13,578

See Notes to Financial Statements.

14	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Corporate Bonds	Par (000)	Value
Media — 3.4%
21st Century Fox America, Inc.:
6.40%, 12/15/35	$35	$41,008
5.40%, 10/01/43	10	10,723
Comcast Corp.:
3.13%, 7/15/22	25	25,644
4.25%, 1/15/33	5	5,003
6.45%, 3/15/37	30	37,627
4.65%, 7/15/42	15	15,521
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.80%, 3/15/22	25	25,598
6.38%, 3/01/41	10	10,799
5.15%, 3/15/42	5	4,757
Discovery Communications LLC, 6.35%, 6/01/40	15	15,879
NBCUniversal Media LLC:
6.40%, 4/30/40	20	25,653
5.95%, 4/01/41	5	6,049
Omnicom Group, Inc., 3.63%, 5/01/22	20	20,284
Thomson Reuters Corp., 5.85%, 4/15/40	2	2,129
Time Warner Cable, Inc.:
6.55%, 5/01/37	15	15,031
7.30%, 7/01/38	5	5,416
6.75%, 6/15/39	5	5,109
Time Warner, Inc.:
4.05%, 12/15/23	25	25,967
7.63%, 4/15/31	25	31,939
6.10%, 7/15/40	15	16,796
5.35%, 12/15/43	10	10,491
Viacom, Inc., 4.38%, 3/15/43	10	7,567
Walt Disney Co., 2.35%, 12/01/22	15	14,917

		379,907
Metals & Mining — 1.0%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	15	15,413
5.00%, 9/30/43	10	10,463
Newmont Mining Corp., 6.25%, 10/01/39	5	4,642
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	15,021
Southern Copper Corp.:
5.25%, 11/08/42	15	12,143
5.88%, 4/23/45	20	17,483
Vale Overseas Ltd.:
4.38%, 1/11/22	25	22,800
6.88%, 11/21/36	5	4,070
6.88%, 11/10/39	20	16,049

		118,084
Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	30	29,182
Oil, Gas & Consumable Fuels — 2.3%
Anadarko Petroleum Corp., 6.45%, 9/15/36	20	22,500
BP Capital Markets PLC:
3.25%, 5/06/22	20	20,276
2.75%, 5/10/23	25	24,288
Cenovus Energy, Inc., 6.75%, 11/15/39	2	2,106
ConocoPhillips:
5.90%, 5/15/38	20	23,044
6.50%, 2/01/39	10	12,262
ConocoPhillips Holding Co., 6.95%, 4/15/29	15	18,954
Devon Financing Corp. LLC, 7.88%, 9/30/31	15	18,403

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Encana Corp., 6.50%, 2/01/38	$15	$13,298
Hess Corp., 5.60%, 2/15/41	15	14,686
Marathon Oil Corp., 6.80%, 3/15/32	5	5,238
Marathon Petroleum Corp., 5.13%, 3/01/21	25	27,274
Petro-Canada, 6.80%, 5/15/38	5	6,147
Phillips 66, 5.88%, 5/01/42	5	5,581
Suncor Energy, Inc., 6.50%, 6/15/38	25	30,115
TransCanada PipeLines Ltd., 6.10%, 6/01/40	10	11,174

		255,346
Pharmaceuticals — 1.8%
Abbott Laboratories, 5.30%, 5/27/40	5	5,680
AbbVie, Inc.:
2.90%, 11/06/22	25	24,193
4.40%, 11/06/42	20	18,205
AstraZeneca PLC, 6.45%, 9/15/37	10	13,060
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	26,032
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	15	19,185
Merck & Co., Inc., 2.80%, 5/18/23	25	25,116
Pfizer, Inc., 7.20%, 3/15/39	35	48,286
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	23,498

		203,255
Real Estate Investment Trusts (REITs) — 0.2%
Weyerhaeuser Co., 7.38%, 3/15/32	15	18,732
Road & Rail — 0.1%
Norfolk Southern Corp., 4.84%, 10/01/41	15	15,387
Semiconductors & Semiconductor Equipment — 0.1%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,393
Intel Corp., 4.80%, 10/01/41	10	10,402

		15,795
Software — 0.5%
Oracle Corp.:
2.50%, 10/15/22	25	24,486
5.38%, 7/15/40	25	27,894

		52,380
Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	15	18,560
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett-Packard Co.:
4.65%, 12/09/21	25	25,979
6.00%, 9/15/41	10	9,616

		35,595
Tobacco — 0.7%
Altria Group, Inc.:
4.00%, 1/31/24	10	10,522
4.25%, 8/09/42	20	18,879
5.38%, 1/31/44	10	10,886
Philip Morris International, Inc.:
3.60%, 11/15/23	15	15,717
4.88%, 11/15/43	15	16,102
4.25%, 11/10/44	10	9,789

		81,895

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	15

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 6.38%, 3/01/35	$20	$23,115
Vodafone Group PLC:
2.95%, 2/19/23	15	14,358
6.15%, 2/27/37	20	21,619

		59,092
Total Corporate Bonds — 38.8%		4,382,144

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.50%, 11/15/24	80	115,866
5.25%, 11/15/28	10	13,231
6.13%, 8/15/29	10	14,372
5.38%, 2/15/31	35	48,079
4.38%, 2/15/38	10	12,791
4.38%, 11/15/39	10	12,751
4.38%, 5/15/41	40	51,197
3.13%, 2/15/42	20	20,932
2.75%, 11/15/42	20	19,333
3.63%, 8/15/43	40	45,701
3.75%, 11/15/43	20	23,371
3.63%, 2/15/44	20	22,830
3.38%, 5/15/44	10	10,885
3.13%, 8/15/44	20	20,745
3.00%, 11/15/44	20	20,228
2.50%, 2/15/45	20	18,215
3.00%, 5/15/45	20	20,236
U.S. Treasury Notes:
2.63%, 8/15/20	70	73,517
2.13%, 8/31/20	40	41,101
2.63%, 11/15/20	50	52,509
2.38%, 12/31/20	160	166,221
2.13%, 1/31/21	20	20,518
3.63%, 2/15/21	50	55,049

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
3.13%, 5/15/21	$200	$215,260
2.00%, 10/31/21	20	20,266
1.50%, 1/31/22	20	19,627
1.75%, 2/28/22	30	29,863
1.75%, 3/31/22	30	29,836
1.75%, 5/15/23	120	118,109
2.75%, 11/15/23	100	105,565
2.75%, 2/15/24	60	63,261
2.50%, 5/15/24	30	31,005
2.38%, 8/15/24	20	20,448
2.25%, 11/15/24	20	20,215
2.00%, 2/15/25	50	49,421
2.13%, 5/15/25	50	49,895
2.00%, 8/15/25	65	64,135
U.S. Treasury Principal STRIPS, 0.00%, 2/15/31 (a)	7,335	4,988,233
Total U.S. Treasury Obligations — 59.5%		6,724,817
Total Long-Term Investments (Cost — $10,446,439) — 98.3%		11,106,961

Short-Term Securities — 1.4%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)(c)	157,525	157,525
Total Short-Term Securities (Cost — $157,525) — 1.4%		157,525
Total Investments (Cost — $10,603,964) — 99.7%		11,264,486
Other Assets Less Liabilities — 0.3%		38,419

Net Assets — 100.0%		$11,302,905

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	During the year ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at October 31, 2015	Income
BlackRock Liquidity Funds,TempFund, Institutional Class	127,311	30,214	157,525	$149

(c)	Represents the current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1	U.S. Treasury Long Bond	December 2015	$156,438	$(126)

See Notes to Financial Statements.

16	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock CoRI 2015 Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contract	Net unrealized depreciation	[1]	—	—	—	—	$126	—	$126

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2015, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contract	—	—	—	—	$6,501	—	$6,501

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contract	—	—	—	—	$(2,283)	—	$(2,283)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial Futures Contracts
Average notional value of contracts — long	$155,813

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,106,961	—	$11,106,961
Short-Term Securities	$157,525	—	—	157,525

Total	$157,525	$11,106,961	—	$11,264,486

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contract	$(126)	—	—	$(126)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash pledged for financial futures of $3,400 is categorized as level 1 within the disclosure hierarchy.

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	17

Schedule of Investments October 31, 2015	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.6%
Lockheed Martin Corp., 4.07%, 12/15/42	$15	$13,927
Northrop Grumman Corp., 3.25%, 8/01/23	10	10,104
United Technologies Corp.:
3.10%, 6/01/22	10	10,263
4.50%, 6/01/42	35	35,765

		70,059
Air Freight & Logistics — 0.3%
FedEx Corp.:
4.90%, 1/15/34	15	15,624
4.10%, 2/01/45	10	9,038
United Parcel Service, Inc., 6.20%, 1/15/38	5	6,507

		31,169
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	14,453
Banks — 2.6%
BNP Paribas SA, 3.25%, 3/03/23	5	5,041
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,561
HSBC Holdings PLC, 6.10%, 1/14/42	55	69,349
Wells Fargo & Co.:
3.00%, 1/22/21	25	25,504
3.45%, 2/13/23	75	75,218
3.30%, 9/09/24	30	29,965
5.38%, 11/02/43	30	32,856
5.61%, 1/15/44	25	28,345
4.65%, 11/04/44	15	14,811

		295,650
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	20	19,452
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	25	23,760
Molson Coors Brewing Co., 5.00%, 5/01/42	10	8,787
PepsiCo, Inc.:
2.75%, 3/01/23	15	14,984
4.00%, 3/05/42	15	14,475

		81,458
Biotechnology — 0.6%
Amgen, Inc., 6.40%, 2/01/39	20	24,100
Biogen, Inc., 3.63%, 9/15/22	20	20,335
Celgene Corp., 3.55%, 8/15/22	25	25,403

		69,838
Capital Markets — 3.3%
Ameriprise Financial, Inc., 3.70%, 10/15/24	20	20,454
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	19,401
Goldman Sachs Group, Inc.:
3.63%, 1/22/23	10	10,211
6.13%, 2/15/33	45	54,080
6.75%, 10/01/37	50	60,256
6.25%, 2/01/41	5	6,049
5.15%, 5/22/45	5	5,019
Morgan Stanley:
3.75%, 2/25/23	25	25,774
3.70%, 10/23/24	70	70,891
5.00%, 11/24/25	25	26,750
4.35%, 9/08/26	10	10,144
6.38%, 7/24/42	25	31,430
4.30%, 1/27/45	15	14,376

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
State Street Corp.:
3.70%, 11/20/23	$10	$10,440
3.55%, 8/18/25	10	10,267

		375,542
Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	4,927
5.38%, 3/15/44	10	9,875
Dow Chemical Co., 7.38%, 11/01/29	10	12,722
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	24,103
LYB International Finance BV, 4.88%, 3/15/44	5	4,805
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,294

		67,726
Communications Equipment — 0.5%
Cisco Systems, Inc., 5.90%, 2/15/39	35	42,726
Motorola Solutions, Inc., 4.00%, 9/01/24	10	8,825

		51,551
Consumer Finance — 0.8%
American Express Co., 4.05%, 12/03/42	20	19,186
Capital One Financial Corp., 3.50%, 6/15/23	25	25,128
John Deere Capital Corp., 2.80%, 1/27/23	15	14,856
MasterCard, Inc., 3.38%, 4/01/24	25	25,693

		84,863
Diversified Financial Services — 6.1%
Bank of America Corp.:
3.30%, 1/11/23	45	44,870
4.13%, 1/22/24	25	26,034
4.00%, 4/01/24	25	25,685
4.00%, 1/22/25	20	19,718
4.25%, 10/22/26	25	25,076
5.88%, 2/07/42	20	23,563
5.00%, 1/21/44	10	10,608
4.88%, 4/01/44	30	31,396
Series L, 4.75%, 4/21/45	5	4,881
Citigroup, Inc.:
3.88%, 10/25/23	25	25,853
5.50%, 9/13/25	25	27,404
4.30%, 11/20/26	5	5,019
8.13%, 7/15/39	30	43,804
6.68%, 9/13/43	25	31,293
General Electric Capital Corp.:
3.10%, 1/09/23	25	25,306
6.75%, 3/15/32	35	45,900
5.88%, 1/14/38	25	30,855
6.88%, 1/10/39	20	27,211
JPMorgan Chase & Co.:
3.38%, 5/01/23	50	49,053
3.88%, 9/10/24	80	79,915
6.40%, 5/15/38	25	31,677
5.60%, 7/15/41	10	11,634
5.63%, 8/16/43	30	33,518
Northern Trust Corp., 3.95%, 10/30/25	10	10,476

		690,749

See Notes to Financial Statements.

18	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services — 3.4%
AT&T, Inc.:
6.30%, 1/15/38	$25	$27,795
5.35%, 9/01/40	25	24,918
5.55%, 8/15/41	15	15,264
Orange SA, 5.38%, 1/13/42	5	5,437
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	11,976
Verizon Communications, Inc.:
5.15%, 9/15/23	50	55,730
6.40%, 9/15/33	55	63,567
4.27%, 1/15/36	25	22,914
6.55%, 9/15/43	50	59,851
4.86%, 8/21/46	35	33,506
5.01%, 8/21/54	10	9,244
4.67%, 3/15/55	65	57,119

		387,321
Electric Utilities — 1.8%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	20	24,010
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	11,590
Duke Energy Florida LLC, 6.40%, 6/15/38	25	32,561
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	10,656
Georgia Power Co., 4.30%, 3/15/42	25	23,098
Pacific Gas & Electric Co.:
6.05%, 3/01/34	25	30,230
5.40%, 1/15/40	20	22,874
PacifiCorp, 6.00%, 1/15/39	15	18,599
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	12,478
Southern Power Co., 5.15%, 9/15/41	5	4,811
Virginia Electric & Power Co., 8.88%, 11/15/38	10	16,092

		206,999
Energy Equipment & Services — 0.8%
Baker Hughes, Inc., 5.13%, 9/15/40	5	5,053
Enterprise Products Operating LLC:
5.95%, 2/01/41	10	10,457
5.70%, 2/15/42	15	15,163
Halliburton Co., 7.45%, 9/15/39	15	19,770
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	5	5,629
7.63%, 1/15/39	15	19,658
Williams Partners LP, 6.30%, 4/15/40	10	8,877

		84,607
Food & Staples Retailing — 0.2%
CVS Health Corp., 6.13%, 9/15/39	10	11,990
Walgreen Co., 3.10%, 9/15/22	15	14,491

		26,481
Food Products — 0.6%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	10,650
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,856
Kraft Foods Group, Inc.:
3.50%, 6/06/22	25	25,495
5.00%, 6/04/42	15	15,440

		64,441
Health Care Equipment & Supplies — 0.5%
Covidien International Finance SA, 6.55%, 10/15/37	5	6,455
Express Scripts Holding Co., 6.13%, 11/15/41	5	5,734

Corporate Bonds	Par (000)	Value
Health Care Equipment & Supplies (continued)
Medtronic, Inc.:
4.63%, 3/15/44	$7	$7,302
4.63%, 3/15/45	40	42,051

		61,542
Health Care Providers & Services — 0.7%
Aetna, Inc., 6.63%, 6/15/36	5	6,141
Anthem, Inc., 5.10%, 1/15/44	20	20,912
Cardinal Health, Inc., 3.20%, 3/15/23	10	9,887
UnitedHealth Group, Inc.:
6.88%, 2/15/38	15	20,130
4.75%, 7/15/45	25	26,575

		83,645
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	11,993
Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	15	19,844
Koninklijke Philips NV, 6.88%, 3/11/38	15	17,498

		37,342
Industrial Conglomerates — 0.5%
General Electric Co.:
2.70%, 10/09/22	15	15,007
4.50%, 3/11/44	35	36,304

		51,311
Insurance — 1.4%
Aflac, Inc., 3.63%, 6/15/23	10	10,215
Allstate Corp., 3.15%, 6/15/23	15	15,048
American International Group, Inc., 4.13%, 2/15/24	50	52,743
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,230
AXA SA, 8.60%, 12/15/30	10	13,694
MetLife, Inc., 4.88%, 11/13/43	30	32,091
Prudential Financial, Inc., 6.63%, 12/01/37	15	18,839
Travelers Cos., Inc., 4.60%, 8/01/43	10	10,556

		163,416
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	13,578
Media — 3.5%
21st Century Fox America, Inc.:
6.40%, 12/15/35	45	52,725
5.40%, 10/01/43	10	10,723
Comcast Corp.:
3.13%, 7/15/22	25	25,644
4.25%, 1/15/33	15	15,010
6.45%, 3/15/37	35	43,898
4.65%, 7/15/42	10	10,347
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	10	10,799
5.15%, 3/15/42	5	4,757
Discovery Communications LLC, 6.35%, 6/01/40	20	21,172
NBCUniversal Media LLC:
6.40%, 4/30/40	20	25,653
5.95%, 4/01/41	10	12,098
Thomson Reuters Corp., 5.85%, 4/15/40	3	3,194
Time Warner Cable, Inc.:
6.55%, 5/01/37	15	15,031
7.30%, 7/01/38	15	16,249
6.75%, 6/15/39	10	10,218

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	19

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

Corporate Bonds	Par (000)	Value
Media (continued)
Time Warner, Inc.:
4.05%, 12/15/23	$25	$25,966
7.63%, 4/15/31	25	31,939
6.10%, 7/15/40	15	16,796
5.35%, 12/15/43	20	20,983
Viacom, Inc., 4.38%, 3/15/43	15	11,350
Walt Disney Co., 2.35%, 12/01/22	10	9,944

		394,496
Metals & Mining — 0.9%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	10	10,275
5.00%, 9/30/43	10	10,463
Newmont Mining Corp., 6.25%, 10/01/39	10	9,283
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	10	10,014
Southern Copper Corp.:
5.25%, 11/08/42	15	12,143
5.88%, 4/23/45	25	21,854
Vale Overseas Ltd.:
6.88%, 11/21/36	5	4,071
6.88%, 11/10/39	35	28,085

		106,188
Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	30	29,182
Oil, Gas & Consumable Fuels — 2.3%
Anadarko Petroleum Corp., 6.45%, 9/15/36	20	22,500
BP Capital Markets PLC:
3.25%, 5/06/22	10	10,138
2.75%, 5/10/23	25	24,288
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	10,466
Cenovus Energy, Inc., 6.75%, 11/15/39	3	3,160
ConocoPhillips:
5.90%, 5/15/38	15	17,283
6.50%, 2/01/39	20	24,524
ConocoPhillips Holding Co., 6.95%, 4/15/29	20	25,271
Devon Financing Corp. LLC, 7.88%, 9/30/31	15	18,404
Encana Corp., 6.50%, 2/01/38	15	13,298
Hess Corp.:
7.30%, 8/15/31	5	5,719
5.60%, 2/15/41	20	19,582
Marathon Oil Corp., 6.80%, 3/15/32	5	5,238
Phillips 66, 5.88%, 5/01/42	10	11,161
Suncor Energy, Inc., 6.50%, 6/15/38	30	36,138
TransCanada PipeLines Ltd., 6.10%, 6/01/40	10	11,174

		258,344
Pharmaceuticals — 2.0%
Abbott Laboratories, 5.30%, 5/27/40	10	11,360
AbbVie, Inc.:
2.90%, 11/06/22	25	24,193
4.40%, 11/06/42	25	22,757
AstraZeneca PLC, 6.45%, 9/15/37	15	19,590
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	26,032
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	15	19,185
Merck & Co., Inc., 2.80%, 5/18/23	25	25,115
Pfizer, Inc., 7.20%, 3/15/39	40	55,184
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	23,498

		226,914

Corporate Bonds	Par (000)	Value
Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	$20	$20,516
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,393
Intel Corp., 4.80%, 10/01/41	15	15,603

		20,996
Software — 0.5%
Oracle Corp.:
2.50%, 10/15/22	25	24,486
5.38%, 7/15/40	30	33,473

		57,959
Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	15	18,560
Lowe’s Cos., Inc., 6.65%, 9/15/37	5	6,504

		25,064
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	10	9,616
Tobacco — 0.7%
Altria Group, Inc.:
4.00%, 1/31/24	15	15,783
5.38%, 1/31/44	20	21,772
Philip Morris International, Inc.:
3.60%, 11/15/23	10	10,478
4.88%, 11/15/43	25	26,837

		74,870
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	25	28,893
Vodafone Group PLC:
2.95%, 2/19/23	10	9,572
6.15%, 2/27/37	25	27,024

		65,489
Total Corporate Bonds — 38.1%		4,315,368

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.25%, 8/15/22	60	80,686
7.13%, 2/15/23	30	40,717
7.50%, 11/15/24	130	188,282
7.63%, 2/15/25	90	132,173
6.00%, 2/15/26	100	135,437
6.38%, 8/15/27	190	270,879
4.50%, 2/15/36	20	25,998
4.38%, 2/15/38	10	12,791
4.50%, 5/15/38	20	26,026
4.38%, 11/15/39	20	25,502
4.38%, 5/15/41	180	230,388
3.13%, 2/15/42	210	219,784
2.75%, 11/15/42	350	338,324
3.13%, 2/15/43	50	51,988
2.88%, 5/15/43	80	79,104
3.63%, 8/15/43	270	308,482
3.75%, 11/15/43	180	210,342
3.63%, 2/15/44	50	57,076
3.38%, 5/15/44	75	81,636
3.13%, 8/15/44	60	62,234

See Notes to Financial Statements.

20	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (continued):
3.00%, 11/15/44	$10	$10,114
2.50%, 2/15/45	50	45,538
3.00%, 5/15/45	20	20,236
U.S. Treasury Notes:
1.63%, 8/15/22	120	118,091
1.63%, 11/15/22	120	117,847
2.00%, 2/15/23	50	50,276
1.75%, 5/15/23	150	147,637
2.50%, 8/15/23	130	134,899
2.75%, 11/15/23	230	242,800
2.75%, 2/15/24	180	189,783
2.50%, 5/15/24	70	72,344
2.38%, 8/15/24	160	163,588
2.25%, 11/15/24	30	30,322
2.00%, 2/15/25	125	123,553
2.13%, 5/15/25	140	139,705
2.00%, 8/15/25	90	88,803

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Principal STRIPS, 0.00%, 2/15/36 (a)	$4,298	$2,501,053
Total U.S. Treasury Obligations — 59.8%		6,774,438
Total Long-Term Investments (Cost — $10,424,648) — 97.9%		11,089,806

Short-Term Securities — 1.3%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)(c)	154,645	$154,645
Total Short-Term Securities (Cost — $154,645) — 1.3%		154,645
Total Investments (Cost — $10,579,293) — 99.2%		11,244,451
Other Assets Less Liabilities — 0.8%		85,139

Net Assets — 100.0%		$11,329,590

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	Represents the current yield as of period end.

(c)	During the year ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at October 31, 2015	Income
BlackRock Liquidity Funds,TempFund, Institutional Class	95,397	59,248	154,645	$132

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1	U.S. Treasury Long Bond	December 2015	$156,438	$(126)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contract	Net unrealized depreciation[1]	—	—	—	—	$126	—	$126

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2015, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contract	—	—	—	—	$6,501	—	$6,501

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	21

Schedule of Investments (concluded)	BlackRock CoRI 2017 Fund

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contract	—	—	—	—	$(2,283)	—	$(2,283)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial Futures Contracts
Average notional value of contracts — long	$155,813

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:	—	$11,089,806	—	$11,089,806
Short-Term Securities:	$154,645	—	—	154,645

Total	$154,645	$11,089,806	—	$11,244,451

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contract	$(126)	—	—	$(126)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash pledged for financial futures of $3,400 is categorized as level 1 within the disclosure hierarchy.

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

22	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Schedule of Investments October 31, 2015	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.8%
Lockheed Martin Corp., 4.07%, 12/15/42	$30	$27,855
Northrop Grumman Corp., 4.75%, 6/01/43	15	15,577
United Technologies Corp., 4.50%, 6/01/42	50	51,093

		94,525
Air Freight & Logistics — 0.3%
FedEx Corp.:
4.90%, 1/15/34	15	15,624
4.10%, 2/01/45	10	9,038
United Parcel Service, Inc., 6.20%, 1/15/38	10	13,014

		37,676
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	14,453
Banks — 2.1%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,561
HSBC Holdings PLC, 6.10%, 1/14/42	70	88,262
Wells Fargo & Co.:
3.30%, 9/09/24	10	9,988
5.38%, 11/02/43	70	76,665
5.61%, 1/15/44	45	51,022
4.65%, 11/04/44	15	14,811

		255,309
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	20	19,452
Molson Coors Brewing Co., 5.00%, 5/01/42	10	8,787
PepsiCo, Inc., 4.00%, 3/05/42	25	24,124

		52,363
Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	25	30,125
Capital Markets — 3.3%
Ameriprise Financial, Inc., 3.70%, 10/15/24	10	10,227
Credit Suisse USA, Inc., 7.13%, 7/15/32	35	45,270
Goldman Sachs Group, Inc.:
6.13%, 2/15/33	25	30,044
6.75%, 10/01/37	70	84,358
6.25%, 2/01/41	15	18,148
5.15%, 5/22/45	10	10,038
Morgan Stanley:
3.88%, 4/29/24	25	25,714
3.70%, 10/23/24	35	35,445
5.00%, 11/24/25	25	26,750
4.35%, 9/08/26	15	15,217
6.38%, 7/24/42	30	37,715
4.30%, 1/27/45	20	19,168
State Street Corp., 3.55%, 8/18/25	40	41,068

		399,162
Chemicals — 0.5%
CF Industries, Inc.:
5.15%, 3/15/34	5	4,927
5.38%, 3/15/44	10	9,875
Dow Chemical Co., 7.38%, 11/01/29	10	12,722
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	5	4,557
Ecolab, Inc., 5.50%, 12/08/41	10	11,246
LYB International Finance BV, 4.88%, 3/15/44	5	4,805
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,294

		59,426

Corporate Bonds	Par (000)	Value
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	$40	$48,830
Motorola Solutions, Inc., 4.00%, 9/01/24	5	4,412

		53,242
Consumer Finance — 0.4%
American Express Co., 4.05%, 12/03/42	20	19,186
MasterCard, Inc., 3.38%, 4/01/24	25	25,693

		44,879
Diversified Financial Services — 4.9%
Bank of America Corp.:
4.00%, 1/22/25	30	29,577
4.25%, 10/22/26	10	10,030
5.88%, 2/07/42	20	23,563
5.00%, 1/21/44	60	63,649
4.88%, 4/01/44	5	5,233
Series L, 4.75%, 4/21/45	5	4,881
Citigroup, Inc.:
5.50%, 9/13/25	25	27,404
4.30%, 11/20/26	20	20,077
8.13%, 7/15/39	35	51,105
6.68%, 9/13/43	15	18,776
5.30%, 5/06/44	25	26,526
General Electric Capital Corp.:
6.75%, 3/15/32	40	52,457
5.88%, 1/14/38	35	43,197
6.88%, 1/10/39	30	40,817
JPMorgan Chase & Co.:
3.88%, 9/10/24	75	74,920
6.40%, 5/15/38	30	38,013
5.60%, 7/15/41	30	34,903
5.63%, 8/16/43	15	16,759
4.95%, 6/01/45	15	15,171

		597,058
Diversified Telecommunication Services — 3.6%
AT&T, Inc.:
6.30%, 1/15/38	30	33,354
5.35%, 9/01/40	35	34,884
5.55%, 8/15/41	15	15,264
Orange SA, 5.38%, 1/13/42	5	5,437
Telefonica Emisiones SAU, 7.05%, 6/20/36	15	17,964
Verizon Communications, Inc.:
6.40%, 9/15/33	55	63,567
4.27%, 1/15/36	25	22,914
6.55%, 9/15/43	100	119,703
4.86%, 8/21/46	25	23,933
5.01%, 8/21/54	15	13,866
4.67%, 3/15/55	100	87,876

		438,762
Electric Utilities — 2.2%
Berkshire Hathaway Energy Co.:
6.13%, 4/01/36	20	24,010
6.50%, 9/15/37	10	12,496
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	20	23,181
Duke Energy Florida LLC, 6.40%, 6/15/38	35	45,586
Exelon Generation Co. LLC, 6.25%, 10/01/39	15	15,984
Georgia Power Co., 4.30%, 3/15/42	30	27,717

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	23

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Pacific Gas & Electric Co.:
6.05%, 3/01/34	$35	$42,323
5.40%, 1/15/40	20	22,874
PacifiCorp, 6.00%, 1/15/39	10	12,399
Southern California Edison Co., Series A, 5.95%, 2/01/38	15	18,717
Southern Power Co., 5.15%, 9/15/41	10	9,622
Virginia Electric & Power Co., 8.88%, 11/15/38	10	16,092

		271,001
Energy Equipment & Services — 0.8%
Baker Hughes, Inc., 5.13%, 9/15/40	10	10,107
Enterprise Products Operating LLC:
5.95%, 2/01/41	10	10,457
5.70%, 2/15/42	20	20,217
Halliburton Co., 7.45%, 9/15/39	20	26,360
TransCanada PipeLines Ltd., 7.63%, 1/15/39	20	26,211
Williams Partners LP, 6.30%, 4/15/40	10	8,877

		102,229
Food & Staples Retailing — 0.2%
CVS Health Corp., 6.13%, 9/15/39	15	17,986
Walgreen Co., 4.40%, 9/15/42	10	8,744

		26,730
Food Products — 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	15	15,974
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,856
Kraft Foods Group, Inc.:
6.88%, 1/26/39	5	6,234
5.00%, 6/04/42	20	20,586

		55,650
Health Care Equipment & Supplies — 0.7%
Covidien International Finance SA, 6.55%, 10/15/37	15	19,365
Express Scripts Holding Co., 6.13%, 11/15/41	5	5,734
Medtronic, Inc.:
4.63%, 3/15/44	8	8,345
4.63%, 3/15/45	50	52,563

		86,007
Health Care Providers & Services — 0.8%
Aetna, Inc., 6.63%, 6/15/36	5	6,141
Anthem, Inc., 5.10%, 1/15/44	25	26,141
UnitedHealth Group, Inc.:
4.63%, 7/15/35	10	10,612
6.88%, 2/15/38	20	26,840
4.75%, 7/15/45	20	21,260

		90,994
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	15	17,989
Household Products — 0.4%
Kimberly-Clark Corp., 6.63%, 8/01/37	20	26,458
Koninklijke Philips NV, 6.88%, 3/11/38	15	17,498

		43,956
Industrial Conglomerates — 0.3%
General Electric Co., 4.50%, 3/11/44	40	41,490

Corporate Bonds	Par (000)	Value
Insurance — 1.4%
Allstate Corp., 4.50%, 6/15/43	$15	$15,315
American International Group, Inc., 4.13%, 2/15/24	50	52,743
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,230
AXA SA, 8.60%, 12/15/30	10	13,694
MetLife, Inc., 4.88%, 11/13/43	35	37,440
Prudential Financial, Inc., 6.63%, 12/01/37	20	25,118
Travelers Cos., Inc., 4.60%, 8/01/43	15	15,834

		170,374
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	20	18,104
Media — 3.6%
21st Century Fox America, Inc.:
6.40%, 12/15/35	60	70,299
5.40%, 10/01/43	10	10,723
Comcast Corp.:
4.25%, 1/15/33	20	20,013
6.45%, 3/15/37	25	31,356
4.65%, 7/15/42	15	15,521
4.75%, 3/01/44	25	26,333
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	10	10,799
5.15%, 3/15/42	5	4,757
Discovery Communications LLC, 6.35%, 6/01/40	20	21,172
NBCUniversal Media LLC:
6.40%, 4/30/40	20	25,653
5.95%, 4/01/41	10	12,098
Thomson Reuters Corp., 5.85%, 4/15/40	5	5,323
Time Warner Cable, Inc.:
6.55%, 5/01/37	20	20,041
7.30%, 7/01/38	20	21,665
6.75%, 6/15/39	10	10,218
Time Warner, Inc.:
4.05%, 12/15/23	25	25,966
7.63%, 4/15/31	35	44,715
6.10%, 7/15/40	20	22,394
5.35%, 12/15/43	20	20,983
Viacom, Inc., 4.38%, 3/15/43	20	15,133
Walt Disney Co., 4.13%, 6/01/44	5	5,064

		440,226
Metals & Mining — 1.1%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	26,159
Newmont Mining Corp., 6.25%, 10/01/39	10	9,283
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	15,021
Southern Copper Corp.:
5.25%, 11/08/42	20	16,190
5.88%, 4/23/45	30	26,225
Vale Overseas Ltd.:
6.88%, 11/21/36	10	8,141
6.88%, 11/10/39	40	32,098

		133,117
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	25	24,318
Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp., 6.45%, 9/15/36	30	33,750
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	10,466
Cenovus Energy, Inc., 6.75%, 11/15/39	5	5,267

See Notes to Financial Statements.

24	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips, 6.50%, 2/01/39	$30	$36,787
ConocoPhillips Holding Co., 6.95%, 4/15/29	25	31,589
Devon Financing Corp. LLC, 7.88%, 9/30/31	20	24,538
Encana Corp., 6.50%, 2/01/38	20	17,731
Hess Corp.:
7.30%, 8/15/31	5	5,720
6.00%, 1/15/40	10	10,050
5.60%, 2/15/41	25	24,477
ONEOK Partners LP, 6.85%, 10/15/37	5	4,637
Phillips 66, 5.88%, 5/01/42	10	11,161
Suncor Energy, Inc., 6.50%, 6/15/38	35	42,161
TransCanada PipeLines Ltd., 6.10%, 6/01/40	15	16,760
Valero Energy Corp., 6.63%, 6/15/37	30	33,185

		308,279
Pharmaceuticals — 1.6%
Abbott Laboratories, 5.30%, 5/27/40	10	11,360
AbbVie, Inc., 4.40%, 11/06/42	30	27,308
AstraZeneca PLC, 6.45%, 9/15/37	15	19,590
Bristol-Myers Squibb Co., 3.25%, 8/01/42	5	4,347
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	20	25,580
Merck & Co., Inc., 2.80%, 5/18/23	25	25,115
Pfizer, Inc.:
7.20%, 3/15/39	50	68,980
4.40%, 5/15/44	5	5,014
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	5	5,497

		192,791
Real Estate Investment Trusts (REITs) — 0.2%
Weyerhaeuser Co., 7.38%, 3/15/32	15	18,732
Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	5	6,028
Norfolk Southern Corp., 4.84%, 10/01/41	25	25,645

		31,673
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,393
Intel Corp., 4.80%, 10/01/41	15	15,603

		20,996
Software — 0.3%
Oracle Corp., 5.38%, 7/15/40	35	39,052
Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	20	24,746
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	15	14,425
Tobacco — 0.6%
Altria Group, Inc., 5.38%, 1/31/44	30	32,658
Philip Morris International, Inc., 4.88%, 11/15/43	35	37,571

		70,229
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	30	34,672
Vodafone Group PLC, 6.15%, 2/27/37	30	32,429

		67,101
Total Corporate Bonds — 36.2%		4,387,189

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
7.50%, 11/15/24	$90	$130,349
7.63%, 2/15/25	230	337,777
6.00%, 2/15/26	190	257,331
6.50%, 11/15/26	60	85,200
6.13%, 8/15/29	280	402,413
4.50%, 2/15/36	50	64,994
4.38%, 2/15/38	20	25,583
4.50%, 5/15/38	40	52,053
3.50%, 2/15/39	40	44,905
4.25%, 5/15/39	50	62,644
4.50%, 8/15/39	35	45,427
4.38%, 11/15/39	20	25,501
4.63%, 2/15/40	35	46,219
3.88%, 8/15/40	15	17,744
4.38%, 5/15/41	80	102,395
3.13%, 2/15/42	260	272,113
2.75%, 8/15/42	30	29,058
2.75%, 11/15/42	410	396,323
2.88%, 5/15/43	60	59,328
3.63%, 8/15/43	280	319,907
3.75%, 11/15/43	200	233,714
3.63%, 2/15/44	150	171,228
3.38%, 5/15/44	160	174,156
3.13%, 8/15/44	80	82,978
3.00%, 11/15/44	110	111,252
2.50%, 2/15/45	30	27,323
3.00%, 5/15/45	10	10,118
2.88%, 8/15/45	100	98,808
U.S. Treasury Notes:
2.38%, 8/15/24	160	163,587
2.25%, 11/15/24	70	70,751
2.00%, 2/15/25	230	227,337
2.13%, 5/15/25	210	209,557
U.S. Treasury Principal STRIPS, 0.00%, 5/15/37 (a)	5,710	3,191,564
Total U.S. Treasury Obligations — 62.3%		7,549,637
Total Long-Term Investments (Cost — $11,148,246) — 98.5%		11,936,826

Short-Term Securities — 2.5%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)(c)	299,546	299,546
Total Short-Term Securities (Cost — $299,546) — 2.5%		299,546
Total Investments (Cost — $11,447,792) — 101.0%		12,236,372
Liabilities in Excess of Other Assets — (1.0)%		(117,915)

Net Assets — 100.0%		$12,118,457

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	25

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	Represents the current yield as of period end.

(c)	During the year ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at October 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	96,732	202,814	299,546	$124

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1	U.S. Treasury Long Bond	December 2015	$156,438	$(126)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contract	Net unrealized depreciation[1]	—	—	—	—	$126	—	$126

[1] Includes cumulative appreciation (depreciation) on financial futures contracts, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2015, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contract	—	—	—	—	$6,501	—	$6,501

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contract	—	—	—	—	$(2,283)	—	$(2,283)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial Futures Contracts
Average notional value of contracts — long	$155,813

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

26	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock CoRI 2019 Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,936,826	—	$11,936,826
Short-Term Securities	$299,546	—	—	299,546

Total	$299,546	$11,936,826	—	$12,236,372

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contract	$(126)	—	—	$(126)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash pledged for financial futures of $3,400 is categorized as level 1 within the disclosure hierarchy.

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	27

Schedule of Investments October 31, 2015	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.8%
Lockheed Martin Corp., 4.07%, 12/15/42	$30	$27,855
Northrop Grumman Corp., 4.75%, 6/01/43	20	20,769
United Technologies Corp., 4.50%, 6/01/42	50	51,093

		99,717
Air Freight & Logistics — 0.4%
FedEx Corp.:
4.90%, 1/15/34	15	15,624
4.10%, 2/01/45	10	9,038
United Parcel Service, Inc., 6.20%, 1/15/38	15	19,520

		44,182
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	14,453
Banks — 2.3%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,561
HSBC Holdings PLC, 6.10%, 1/14/42	85	107,175
Wells Fargo & Co.:
5.38%, 11/02/43	65	71,189
5.61%, 1/15/44	45	51,022
4.65%, 11/04/44	25	24,685

		268,632
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	25	24,315
Molson Coors Brewing Co., 5.00%, 5/01/42	10	8,787
PepsiCo, Inc.:
4.00%, 3/05/42	25	24,124
3.60%, 8/13/42	15	13,595

		70,821
Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	30	36,150
Capital Markets — 2.3%
Credit Suisse USA, Inc., 7.13%, 7/15/32	10	12,934
Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	72,106
6.75%, 10/01/37	80	96,410
5.15%, 5/22/45	10	10,038
Morgan Stanley:
4.35%, 9/08/26	25	25,361
6.38%, 7/24/42	35	44,002
4.30%, 1/27/45	20	19,168

		280,019
Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	4,927
5.38%, 3/15/44	15	14,813
Dow Chemical Co., 7.38%, 11/01/29	15	19,083
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	9,113
Ecolab, Inc., 5.50%, 12/08/41	5	5,623
LYB International Finance BV, 4.88%, 3/15/44	5	4,805
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,294

		69,658
Communications Equipment — 0.5%
Cisco Systems, Inc., 5.90%, 2/15/39	50	61,038
Consumer Finance — 0.2%
American Express Co., 4.05%, 12/03/42	20	19,186

Corporate Bonds	Par (000)	Value
Diversified Financial Services — 4.5%
Bank of America Corp.:
4.25%, 10/22/26	$40	$40,121
5.88%, 2/07/42	10	11,781
5.00%, 1/21/44	45	47,737
4.88%, 4/01/44	25	26,164
Series L, 4.75%, 4/21/45	5	4,881
Citigroup, Inc.:
4.30%, 11/20/26	10	10,039
8.13%, 7/15/39	60	87,608
6.68%, 9/13/43	20	25,034
5.30%, 5/06/44	5	5,305
General Electric Capital Corp.:
6.75%, 3/15/32	40	52,457
5.88%, 1/14/38	40	49,368
6.88%, 1/10/39	35	47,620
JPMorgan Chase & Co.:
4.13%, 12/15/26	30	30,195
6.40%, 5/15/38	35	44,348
5.60%, 7/15/41	10	11,634
5.63%, 8/16/43	25	27,931
4.95%, 6/01/45	10	10,114

		532,337
Diversified Telecommunication Services — 4.5%
AT&T, Inc.:
6.30%, 1/15/38	40	44,472
5.35%, 9/01/40	40	39,868
5.55%, 8/15/41	10	10,176
Orange SA, 5.38%, 1/13/42	5	5,437
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	23,953
Verizon Communications, Inc.:
6.40%, 9/15/33	65	75,124
4.27%, 1/15/36	25	22,914
6.55%, 9/15/43	105	125,688
4.86%, 8/21/46	60	57,438
5.01%, 8/21/54	15	13,866
4.67%, 3/15/55	140	123,026

		541,962
Electric Utilities — 2.6%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	40	48,020
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	30	34,771
Duke Energy Florida LLC, 6.40%, 6/15/38	35	45,586
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	21,312
Georgia Power Co., 4.30%, 3/15/42	25	23,098
Pacific Gas & Electric Co.:
6.05%, 3/01/34	40	48,369
5.40%, 1/15/40	20	22,874
PacifiCorp, 6.00%, 1/15/39	10	12,399
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	24,956
Southern Power Co., 5.15%, 9/15/41	15	14,433
Virginia Electric & Power Co., 8.88%, 11/15/38	10	16,092

		311,910
Energy Equipment & Services — 1.1%
Baker Hughes, Inc., 5.13%, 9/15/40	10	10,107
Enterprise Products Operating LLC:
5.95%, 2/01/41	15	15,685
5.70%, 2/15/42	20	20,217

See Notes to Financial Statements.

28	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund

Corporate Bonds	Par (000)	Value
Energy Equipment & Services (continued)
Halliburton Co., 7.45%, 9/15/39	$25	$32,951
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	5	5,629
7.63%, 1/15/39	25	32,763
Williams Partners LP, 6.30%, 4/15/40	10	8,877

		126,229
Food & Staples Retailing — 0.3%
CVS Health Corp., 6.13%, 9/15/39	20	23,981
Walgreen Co., 4.40%, 9/15/42	15	13,116

		37,097
Food Products — 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	21,299
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,856
Kraft Foods Group, Inc.:
6.88%, 1/26/39	5	6,234
5.00%, 6/04/42	20	20,586

		60,975
Health Care Equipment & Supplies — 0.7%
Covidien International Finance SA, 6.55%, 10/15/37	10	12,910
Express Scripts Holding Co., 6.13%, 11/15/41	10	11,469
Medtronic, Inc.:
4.63%, 3/15/44	9	9,388
4.63%, 3/15/45	50	52,563

		86,330
Health Care Providers & Services — 1.0%
Aetna, Inc., 6.63%, 6/15/36	5	6,141
Anthem, Inc., 5.10%, 1/15/44	30	31,368
UnitedHealth Group, Inc.:
4.63%, 7/15/35	20	21,224
6.88%, 2/15/38	20	26,840
4.75%, 7/15/45	35	37,205

		122,778
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	20	23,985
Household Products — 0.5%
Kimberly-Clark Corp., 6.63%, 8/01/37	25	33,073
Koninklijke Philips NV, 6.88%, 3/11/38	20	23,331

		56,404
Industrial Conglomerates — 0.5%
General Electric Co., 4.50%, 3/11/44	55	57,049
Insurance — 1.4%
Allstate Corp., 4.50%, 6/15/43	15	15,315
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,230
AXA SA, 8.60%, 12/15/30	10	13,694
Lincoln National Corp., 7.00%, 6/15/40	20	25,623
MetLife, Inc.:
4.88%, 11/13/43	40	42,788
4.05%, 3/01/45	10	9,466
Prudential Financial, Inc., 6.63%, 12/01/37	25	31,398
Travelers Cos., Inc., 4.60%, 8/01/43	20	21,113

		169,627

Corporate Bonds	Par (000)	Value
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	$25	$22,630
Media — 4.3%
21st Century Fox America, Inc.:
6.40%, 12/15/35	65	76,158
5.40%, 10/01/43	15	16,084
CBS Corp., 4.60%, 1/15/45	5	4,490
Comcast Corp.:
4.25%, 1/15/33	30	30,019
6.45%, 3/15/37	35	43,898
4.65%, 7/15/42	25	25,868
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	15	16,199
5.15%, 3/15/42	10	9,514
Discovery Communications LLC:
6.35%, 6/01/40	20	21,172
4.88%, 4/01/43	5	4,421
NBCUniversal Media LLC:
6.40%, 4/30/40	25	32,067
5.95%, 4/01/41	20	24,195
Thomson Reuters Corp., 5.85%, 4/15/40	5	5,323
Time Warner Cable, Inc.:
6.55%, 5/01/37	25	25,051
7.30%, 7/01/38	25	27,081
6.75%, 6/15/39	10	10,218
Time Warner, Inc.:
7.63%, 4/15/31	45	57,491
6.10%, 7/15/40	15	16,796
6.25%, 3/29/41	15	17,118
5.35%, 12/15/43	25	26,228
Viacom, Inc., 4.38%, 3/15/43	25	18,917

		508,308
Metals & Mining — 1.2%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	26,159
Newmont Mining Corp., 6.25%, 10/01/39	10	9,283
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	15,021
Southern Copper Corp.:
5.25%, 11/08/42	25	20,238
5.88%, 4/23/45	30	26,225
Vale Overseas Ltd.:
6.88%, 11/21/36	15	12,211
6.88%, 11/10/39	40	32,098

		141,235
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	25	24,318
Oil, Gas & Consumable Fuels — 2.9%
Anadarko Petroleum Corp., 6.45%, 9/15/36	35	39,375
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	10,466
Cenovus Energy, Inc., 6.75%, 11/15/39	5	5,266
ConocoPhillips:
5.90%, 5/15/38	25	28,805
6.50%, 2/01/39	30	36,787
ConocoPhillips Holding Co., 6.95%, 4/15/29	30	37,907
Devon Financing Corp. LLC, 7.88%, 9/30/31	25	30,673
Encana Corp., 6.50%, 2/01/38	25	22,164
Hess Corp.:
7.30%, 8/15/31	5	5,719
6.00%, 1/15/40	15	15,075
5.60%, 2/15/41	25	24,477

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	29

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners LP, 6.85%, 10/15/37	$5	$4,637
Petro-Canada, 6.80%, 5/15/38	10	12,294
Phillips 66, 5.88%, 5/01/42	10	11,161
Suncor Energy, Inc., 6.50%, 6/15/38	40	48,184
TransCanada PipeLines Ltd., 6.10%, 6/01/40	10	11,174
Valero Energy Corp., 6.63%, 6/15/37	5	5,531

		349,695
Pharmaceuticals — 1.8%
Abbott Laboratories, 5.30%, 5/27/40	10	11,360
AbbVie, Inc., 4.40%, 11/06/42	35	31,859
AstraZeneca PLC, 6.45%, 9/15/37	15	19,590
Bristol-Myers Squibb Co., 3.25%, 8/01/42	10	8,694
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	25	31,975
Merck & Co., Inc., 4.15%, 5/18/43	15	14,849
Pfizer, Inc.:
7.20%, 3/15/39	60	82,776
4.40%, 5/15/44	5	5,014
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	10,994

		217,111
Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	5	6,028
Norfolk Southern Corp., 4.84%, 10/01/41	30	30,774

		36,802
Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,393
Intel Corp., 4.80%, 10/01/41	25	26,005

		31,398
Software — 0.4%
Oracle Corp., 5.38%, 7/15/40	45	50,209
Specialty Retail — 0.3%
Home Depot, Inc., 5.88%, 12/16/36	20	24,746
Lowe’s Cos., Inc., 6.65%, 9/15/37	10	13,008

		37,754
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	10	9,616
Tobacco — 0.9%
Altria Group, Inc.:
4.25%, 8/09/42	20	18,879
5.38%, 1/31/44	25	27,215
Philip Morris International, Inc.:
4.88%, 11/15/43	45	48,305
4.25%, 11/10/44	10	9,789

		104,188
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 6.38%, 3/01/35	40	46,229
Vodafone Group PLC, 6.15%, 2/27/37	35	37,834

		84,063
Total Corporate Bonds — 39.5%		4,707,866

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
6.75%, 8/15/26	$40	$57,543
6.50%, 11/15/26	70	99,400
6.63%, 2/15/27	25	35,970
6.38%, 8/15/27	20	28,514
5.50%, 8/15/28	30	40,432
5.25%, 2/15/29	30	39,788
6.13%, 8/15/29	45	64,673
5.38%, 2/15/31	170	233,524
4.75%, 2/15/37	20	26,895
4.38%, 2/15/38	45	57,561
4.50%, 5/15/38	110	143,145
3.50%, 2/15/39	55	61,745
4.25%, 5/15/39	140	175,403
4.50%, 8/15/39	50	64,895
4.38%, 11/15/39	20	25,502
4.63%, 2/15/40	30	39,616
3.88%, 8/15/40	20	23,658
4.38%, 5/15/41	70	89,595
2.75%, 8/15/42	30	29,058
2.75%, 11/15/42	200	193,328
3.13%, 2/15/43	120	124,772
2.88%, 5/15/43	250	247,200
3.63%, 8/15/43	100	114,253
3.75%, 11/15/43	100	116,857
3.63%, 2/15/44	105	119,860
3.38%, 5/15/44	150	163,272
3.13%, 8/15/44	110	114,095
3.00%, 11/15/44	280	283,186
2.50%, 2/15/45	100	91,077
3.00%, 5/15/45	40	40,472
2.88%, 8/15/45	60	59,285
U.S. Treasury Principal STRIPS, 0.00%, 5/15/39 (a)	7,950	3,995,265
Total U.S. Treasury Obligations — 58.8%		6,999,839
Total Long-Term Investments (Cost — $10,958,741) — 98.3%		11,707,705

Short-Term Securities — 1.3%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)(c)	150,430	150,430
Total Short-Term Securities (Cost — $150,430) — 1.3%		150,430
Total Investments (Cost — $11,109,171) — 99.6%		11,858,135
Other Assets Less Liabilities — 0.4%		48,287

Net Assets — 100.0%		$11,906,422

See Notes to Financial Statements.

30	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund

Notes to Schedule of investments

(a)	Zero-coupon bond.

(b)	Represents the current yield as of period end.

(c)	During the year ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at October 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	98,557	51,873	150,430	$160

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1	U.S. Treasury Long Bond	December 2015	$156,438	$(126)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contract	Net unrealized depreciation	[1]	—	—	—	—	$126	—	$126

[1]   Includes cumulative appreciation (depreciation) on financial futures contracts, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2015, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contract	—	—	—	—	$6,501	—	$6,501

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contract	—	—	—	—	$(2,283)	—	$(2,283)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial Futures Contracts
Average notional value of contracts — long	$155,813

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	31

Schedule of Investments (concluded)	BlackRock CoRI 2021 Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,707,705	—	$11,707,705
Short-Term Securities	$150,430	—	—	150,430

Total	$150,430	$11,707,705	—	$11,858,135

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contract	$(126)	—	—	$(126)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash pledged for financial futures of $3,400 is categorized as level 1 within the disclosure hierarchy.

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

32	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Schedule of Investments October 31, 2015	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.0%
Lockheed Martin Corp., 4.07%, 12/15/42	$45	$41,783
Northrop Grumman Corp., 4.75%, 6/01/43	15	15,577
United Technologies Corp., 4.50%, 6/01/42	90	91,966

		149,326
Air Freight & Logistics — 0.4%
FedEx Corp.:
4.90%, 1/15/34	20	20,832
4.10%, 2/01/45	15	13,557
United Parcel Service, Inc., 6.20%, 1/15/38	15	19,520

		53,909
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	15	21,680
Banks — 2.2%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,561
HSBC Holdings PLC:
6.50%, 9/15/37	100	121,781
6.10%, 1/14/42	20	25,218
Wells Fargo & Co.:
5.38%, 11/02/43	75	82,141
5.61%, 1/15/44	50	56,691
4.65%, 11/04/44	40	39,496

		339,888
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	25	24,315
Diageo Investment Corp., 4.25%, 5/11/42	25	24,744
Molson Coors Brewing Co., 5.00%, 5/01/42	10	8,787
PepsiCo, Inc., 4.00%, 3/05/42	50	48,248

		106,094
Biotechnology — 0.5%
Amgen, Inc.:
6.90%, 6/01/38	25	31,304
6.40%, 2/01/39	35	42,175

		73,479
Capital Markets — 2.2%
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	19,401
Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	72,106
6.75%, 10/01/37	95	114,487
6.25%, 2/01/41	10	12,099
5.15%, 5/22/45	35	35,132
Morgan Stanley:
4.35%, 9/08/26	10	10,144
6.38%, 7/24/42	40	50,288
4.30%, 1/27/45	25	23,960

		337,617
Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	4,927
5.38%, 3/15/44	35	34,563
Dow Chemical Co., 7.38%, 11/01/29	10	12,722
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	9,113
Ecolab, Inc., 5.50%, 12/08/41	10	11,246
LYB International Finance BV, 4.88%, 3/15/44	5	4,805

Corporate Bonds	Par (000)	Value
Chemicals (continued)
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	$15	$16,941

		94,317
Communications Equipment — 0.6%
Cisco Systems, Inc., 5.90%, 2/15/39	70	85,453
Consumer Finance — 0.2%
American Express Co., 4.05%, 12/03/42	25	23,982
Diversified Financial Services — 4.7%
Bank of America Corp.:
4.25%, 10/22/26	40	40,121
5.88%, 2/07/42	15	17,672
5.00%, 1/21/44	95	100,778
4.88%, 4/01/44	25	26,164
Series L, 4.75%, 4/21/45	5	4,881
Citigroup, Inc.:
4.30%, 11/20/26	20	20,077
8.13%, 7/15/39	55	80,307
6.68%, 9/13/43	20	25,034
5.30%, 5/06/44	30	31,831
General Electric Capital Corp.:
6.75%, 3/15/32	45	59,015
5.88%, 1/14/38	75	92,564
6.88%, 1/10/39	40	54,422
JPMorgan Chase & Co.:
4.13%, 12/15/26	20	20,130
6.40%, 5/15/38	35	44,348
5.60%, 7/15/41	20	23,269
5.63%, 8/16/43	35	39,104
4.95%, 6/01/45	25	25,286

		705,003
Diversified Telecommunication Services — 4.8%
AT&T, Inc.:
6.30%, 1/15/38	25	27,795
5.35%, 9/01/40	85	84,719
5.55%, 8/15/41	20	20,352
Orange SA, 5.38%, 1/13/42	10	10,873
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	23,953
Verizon Communications, Inc.:
6.40%, 9/15/33	75	86,682
4.27%, 1/15/36	25	22,914
6.55%, 9/15/43	165	197,510
4.86%, 8/21/46	65	62,225
5.01%, 8/21/54	30	27,732
4.67%, 3/15/55	190	166,963

		731,718
Electric Utilities — 2.9%
Berkshire Hathaway Energy Co.:
6.13%, 4/01/36	50	60,025
6.50%, 9/15/37	10	12,497
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	40	46,362
Duke Energy Florida LLC, 6.40%, 6/15/38	55	71,635
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	21,312
Georgia Power Co., 4.30%, 3/15/42	40	36,957
Pacific Gas & Electric Co.:
6.05%, 3/01/34	55	66,507
5.40%, 1/15/40	35	40,029

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	33

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
PacifiCorp, 6.00%, 1/15/39	$10	$12,399
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	24,956
Southern Power Co., 5.15%, 9/15/41	15	14,433
Virginia Electric & Power Co., 8.88%, 11/15/38	20	32,183

		439,295
Energy Equipment & Services — 1.1%
Baker Hughes, Inc., 5.13%, 9/15/40	20	20,214
Enterprise Products Operating LLC:
6.13%, 10/15/39	25	26,437
5.95%, 2/01/41	25	26,142
5.70%, 2/15/42	5	5,054
Halliburton Co., 7.45%, 9/15/39	25	32,951
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	15	16,886
7.63%, 1/15/39	25	32,763
Williams Partners LP, 6.30%, 4/15/40	15	13,316

		173,763
Food & Staples Retailing — 0.3%
CVS Health Corp., 6.13%, 9/15/39	20	23,981
Walgreen Co., 4.40%, 9/15/42	20	17,488

		41,469
Food Products — 0.7%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	21,299
JM Smucker Co., 4.38%, 3/15/45	25	24,376
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,856
Kraft Foods Group, Inc.:
6.88%, 1/26/39	10	12,468
5.00%, 6/04/42	30	30,879

		101,878
Health Care Equipment & Supplies — 0.8%
Covidien International Finance SA, 6.55%, 10/15/37	10	12,910
Express Scripts Holding Co., 6.13%, 11/15/41	20	22,937
Medtronic, Inc.:
4.63%, 3/15/44	10	10,431
4.63%, 3/15/45	75	78,845

		125,123
Health Care Providers & Services — 1.4%
Aetna, Inc., 6.63%, 6/15/36	10	12,282
Anthem, Inc.:
4.65%, 1/15/43	50	49,174
5.10%, 1/15/44	20	20,913
UnitedHealth Group, Inc.:
4.63%, 7/15/35	45	47,753
6.88%, 2/15/38	25	33,550
4.75%, 7/15/45	40	42,520

		206,192
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	20	23,985
Household Products — 0.4%
Kimberly-Clark Corp., 6.63%, 8/01/37	25	33,073
Koninklijke Philips NV, 6.88%, 3/11/38	25	29,163

		62,236

Corporate Bonds	Par (000)	Value
Industrial Conglomerates — 0.4%
General Electric Co., 4.50%, 3/11/44	$60	$62,236
Insurance — 1.6%
Allstate Corp., 4.50%, 6/15/43	20	20,420
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,230
AXA SA, 8.60%, 12/15/30	15	20,541
Chubb Corp., Series 1, 6.50%, 5/15/38	15	19,594
Lincoln National Corp., 7.00%, 6/15/40	30	38,435
MetLife, Inc.:
4.88%, 11/13/43	45	48,137
4.05%, 3/01/45	15	14,199
Principal Financial Group, Inc., 6.05%, 10/15/36	15	17,411
Prudential Financial, Inc., 6.63%, 12/01/37	30	37,677
Travelers Cos., Inc., 4.60%, 8/01/43	20	21,112

		247,756
Machinery — 0.3%
Caterpillar, Inc., 3.80%, 8/15/42	25	22,631
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 6/15/43	25	27,494

		50,125
Media — 4.8%
21st Century Fox America, Inc.:
6.40%, 12/15/35	70	82,016
6.15%, 2/15/41	15	17,518
5.40%, 10/01/43	20	21,445
CBS Corp., 4.60%, 1/15/45	5	4,490
Comcast Corp.:
4.25%, 1/15/33	35	35,022
6.45%, 3/15/37	50	62,712
4.65%, 7/15/42	35	36,215
4.75%, 3/01/44	25	26,333
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	20	21,599
5.15%, 3/15/42	20	19,029
Discovery Communications LLC:
6.35%, 6/01/40	20	21,172
4.88%, 4/01/43	15	13,263
NBCUniversal Media LLC:
6.40%, 4/30/40	35	44,893
5.95%, 4/01/41	15	18,146
Thomson Reuters Corp., 5.85%, 4/15/40	10	10,647
Time Warner Cable, Inc.:
6.55%, 5/01/37	30	30,061
7.30%, 7/01/38	45	48,747
6.75%, 6/15/39	10	10,218
Time Warner, Inc.:
7.63%, 4/15/31	45	57,491
6.10%, 7/15/40	55	61,584
5.35%, 12/15/43	25	26,228
Viacom, Inc., 4.38%, 3/15/43	55	41,617
Walt Disney Co., 4.13%, 6/01/44	15	15,191

		725,637
Metals & Mining — 1.4%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	30	31,390
Newmont Mining Corp., 6.25%, 10/01/39	15	13,925
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	40	40,056

See Notes to Financial Statements.

34	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund

Corporate Bonds	Par (000)	Value
Metals & Mining (continued)
Southern Copper Corp.:
5.25%, 11/08/42	$25	$20,238
5.88%, 4/23/45	50	43,708
Vale Overseas Ltd.:
6.88%, 11/21/36	15	12,212
6.88%, 11/10/39	60	48,146

		209,675
Multiline Retail — 0.5%
Target Corp., 4.00%, 7/01/42	85	82,682
Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp., 6.45%, 9/15/36	45	50,625
Canadian Natural Resources Ltd., 6.25%, 3/15/38	20	20,932
Cenovus Energy, Inc., 6.75%, 11/15/39	10	10,533
ConocoPhillips:
5.90%, 5/15/38	35	40,326
6.50%, 2/01/39	35	42,918
ConocoPhillips Holding Co., 6.95%, 4/15/29	55	69,497
Devon Financing Corp. LLC, 7.88%, 9/30/31	25	30,673
Encana Corp., 6.50%, 2/01/38	25	22,164
Hess Corp.:
7.30%, 8/15/31	10	11,439
6.00%, 1/15/40	25	25,125
5.60%, 2/15/41	30	29,372
Marathon Oil Corp., 6.80%, 3/15/32	15	15,713
ONEOK Partners LP, 6.85%, 10/15/37	10	9,275
Petro-Canada, 6.80%, 5/15/38	25	30,735
Phillips 66, 5.88%, 5/01/42	15	16,742
Suncor Energy, Inc., 6.50%, 6/15/38	45	54,207
TransCanada PipeLines Ltd., 6.10%, 6/01/40	15	16,760
Valero Energy Corp., 6.63%, 6/15/37	45	49,777

		546,813
Pharmaceuticals — 2.3%
Abbott Laboratories, 5.30%, 5/27/40	10	11,359
AbbVie, Inc., 4.40%, 11/06/42	45	40,962
AstraZeneca PLC:
6.45%, 9/15/37	25	32,650
4.00%, 9/18/42	25	24,305
Bristol-Myers Squibb Co., 3.25%, 8/01/42	10	8,694
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	35	44,766
Merck & Co., Inc.:
2.80%, 5/18/23	50	50,231
4.15%, 5/18/43	10	9,899
Pfizer, Inc.:
7.20%, 3/15/39	70	96,572
4.40%, 5/15/44	15	15,042
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	10,994

		345,474
Real Estate Investment Trusts (REITs) — 0.3%
Weyerhaeuser Co., 7.38%, 3/15/32	35	43,707
Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	10	12,057
Norfolk Southern Corp., 4.84%, 10/01/41	35	35,902

		47,959

Corporate Bonds	Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc., 5.85%, 6/15/41	$5	$5,392
Intel Corp., 4.80%, 10/01/41	35	36,408

		41,800
Software — 0.6%
Oracle Corp., 5.38%, 7/15/40	85	94,840
Specialty Retail — 0.3%
Home Depot, Inc., 5.88%, 12/16/36	25	30,933
Lowe’s Cos., Inc., 6.65%, 9/15/37	10	13,008

		43,941
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	10	9,616
Tobacco — 0.9%
Altria Group, Inc.:
4.25%, 8/09/42	40	37,758
5.38%, 1/31/44	25	27,215
Philip Morris International, Inc.:
6.38%, 5/16/38	25	31,596
4.88%, 11/15/43	20	21,469
4.25%, 11/10/44	20	19,577

		137,615
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	45	52,008
Vodafone Group PLC, 6.15%, 2/27/37	40	43,239

		95,247
Total Corporate Bonds — 44.1%		6,681,530

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.25%, 5/15/30	295	433,181
4.50%, 2/15/36	55	71,494
4.75%, 2/15/37	50	67,238
4.38%, 2/15/38	20	25,583
4.50%, 5/15/38	20	26,026
3.50%, 2/15/39	65	72,971
4.25%, 5/15/39	20	25,058
4.50%, 8/15/39	30	38,937
4.38%, 11/15/39	50	63,754
4.63%, 2/15/40	50	66,027
4.75%, 2/15/41	200	269,284
4.38%, 5/15/41	30	38,398
2.75%, 8/15/42	30	29,058
2.75%, 11/15/42	50	48,332
3.13%, 2/15/43	20	20,795
2.88%, 5/15/43	130	128,544
3.63%, 8/15/43	50	57,126
3.75%, 11/15/43	50	58,428
3.63%, 2/15/44	50	57,076
3.38%, 5/15/44	50	54,424
3.13%, 8/15/44	55	57,048
3.00%, 11/15/44	350	353,983
2.50%, 2/15/45	20	18,215
3.00%, 5/15/45	100	101,181
U.S. Treasury Principal STRIPS, 0.00%, 2/15/43 (a)	14,210	6,163,346

Total U.S. Treasury Obligations — 55.1%		8,345,507
Total Long-Term Investments (Cost — $14,174,519) — 99.2%		15,027,037

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	35

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund

Short-Term Securities — 0.8%	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)(c)	129,167	$129,167
Total Short-Term Securities (Cost — $129,167) — 0.8%		129,167
Total Investments (Cost — $14,303,686) — 100.0%		15,156,204
Liabilities in Excess of Other Assets — (0.0)%		(2,580)

Net Assets — 100.0%		$15,153,624

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	Represents the current yield as of period end.

(c)	During the year ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at October 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	127,896	1,271	129,167	$165

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1	U.S. Treasury Long Bond	December 2015	$156,438	$(126)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contract	Net unrealized depreciation	[1]	—	—	—	—	$126	—	$126

[1]   Includes cumulative appreciation (depreciation) on financial futures contracts, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2015, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contract	—	—	—	—	$6,501	—	$6,501
Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contract	—	—	—	—	$(2,283)	—	$(2,283)

See Notes to Financial Statements.

36	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock CoRI 2023 Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial Futures Contracts
Average notional value of contracts — long	$155,813

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$15,027,037	—	$15,027,037
Short-Term Securities	$129,167	—	—	129,167

Total	$129,167	$15,027,037	—	$15,156,204

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contract	$(126)	—	—	$(126)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash pledged for financial futures of $3,400 is categorized as level 1 within the disclosure hierarchy.

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	37

Statements of Assets and Liabilities

October 31, 2015	BlackRock CoRI 2015 Fund	BlackRock CoRI 2017 Fund	BlackRock CoRI 2019 Fund	BlackRock CoRI 2021 Fund	BlackRock CoRI 2023 Fund

Assets
Investments at value — unaffiliated[1]	$11,106,961	$11,089,806	$11,936,826	$11,707,705	$15,027,037
Investments at value — affiliated[2]	157,525	154,645	299,546	150,430	129,167
Cash pledged for financial futures contracts	3,400	3,400	3,400	3,400	3,400
Receivables:
Interest	66,752	91,657	99,991	93,754	112,598
Investment advisor	49,335	48,805	47,569	47,465	47,579
Investments sold	10,450	22,103	—	181,865	152,933
Capital shares sold	5,565	500	6,285	100	—
Variation margin receivable on financial futures contracts	594	594	594	594	594
Prepaid expenses	2,662	3,050	2,722	2,662	3,148

Total assets	11,403,244	11,414,560	12,396,933	12,187,975	15,476,456

Liabilities
Payables:
Investments purchased	54,434	38,037	232,046	235,848	276,865
Other accrued expenses	45,506	46,551	45,457	45,250	44,801
Officer’s and Trustees’ fees	353	349	340	343	346
Service fees	46	33	107	112	570
Capital shares redeemed	—	—	526	—	250

Total liabilities	100,339	84,970	278,476	281,553	322,832

Net Assets	$11,302,905	$11,329,590	$12,118,457	$11,906,422	$15,153,624

Net Assets Consist of
Paid-in capital	$10,204,246	$10,113,801	$10,746,980	$10,500,450	$13,751,469
Undistributed net investment income	255,966	270,793	291,418	304,006	372,450
Accumulated net realized gain	182,297	279,964	291,605	353,128	177,313
Net unrealized appreciation (depreciation)	660,396	665,032	788,454	748,838	852,392

Net Assets	$11,302,905	$11,329,590	$12,118,457	$11,906,422	$15,153,624

[1] Investments at cost — unaffiliated	$10,446,439	$10,424,648	$11,148,246	$10,958,741	$14,174,519
[2] Investments at cost — affiliated	$157,525	$154,645	$299,546	$150,430	$129,167

Net Asset Value
Institutional:
Net assets	$11,060,133	$11,179,920	$11,417,516	$11,378,708	$12,434,651

Shares outstanding[3]	998,000	998,000	1,009,492	998,267	1,079,478

Net asset value	$11.08	$11.20	$11.31	$11.40	$11.52

Investor A:
Net assets	$242,772	$149,670	$700,941	$527,714	$2,718,973

Shares outstanding[3]	21,969	13,406	62,036	46,447	236,882

Net asset value	$11.05	$11.16	$11.30	$11.36	$11.48

[3] Unlimited number of shares authorized, no par value.

See Notes to Financial Statements.

38	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Statements of Operations

Year Ended October 31, 2015	BlackRock CoRI 2015 Fund	BlackRock CoRI 2017 Fund	BlackRock CoRI 2019 Fund	BlackRock CoRI 2021 Fund	BlackRock CoRI 2023 Fund

Investment Income
Interest	$354,990	$374,163	$400,724	$413,302	$492,439
Interest — affiliated	149	132	124	160	165

Total income	355,139	374,295	400,848	413,462	492,604

Expenses
Investment advisory	33,457	34,203	35,447	35,363	41,544
Administration	5,576	5,700	5,908	5,894	6,924
Service — Investor A	302	451	831	725	5,100
Transfer agent — Institutional	51	60	135	74	85
Transfer agent — Investor A	226	294	483	402	1,613
Professional	69,483	68,680	68,994	68,994	69,319
Organization and offering	36,781	36,677	36,677	36,677	36,677
Pricing	30,028	29,221	26,046	25,025	25,940
Registration	25,232	25,232	25,232	25,232	25,331
Printing	9,265	9,296	9,296	9,265	9,351
Accounting services	6,646	6,707	6,796	6,764	7,206
Officer and Trustees	4,775	4,775	4,775	4,775	4,806
Custodian	3,166	3,429	3,814	3,854	4,517
Miscellaneous	411	407	411	410	414

Total expenses	225,399	225,132	224,845	223,454	238,827
Less:
Fees waived by the Manager	(33,457)	(34,203)	(35,447)	(35,363)	(41,544)
Other expenses reimbursed	(157,567)	(155,582)	(152,161)	(151,190)	(148,603)
Fees waived by the administrator	(5,576)	(5,700)	(5,908)	(5,894)	(6,924)
Transfer agent fees waived and/or reimbursed — Institutional	(51)	(60)	(135)	(74)	(85)
Transfer agent fees waived and/or reimbursed — Investor A	(226)	(294)	(483)	(402)	(1,613)

Total expenses after fees waived and/or reimbursed	28,522	29,293	30,711	30,531	40,058

Net investment income	326,617	345,002	370,137	382,931	452,546

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments	178,200	275,637	288,334	348,853	174,464
Financial futures contracts	6,501	6,501	6,501	6,501	6,501

	184,701	282,138	294,835	355,354	180,965

Net change in unrealized appreciation (depreciation) on:
Investments	(21,378)	(154,773)	(138,176)	(279,832)	(333,055)
Financial futures contracts	(2,283)	(2,283)	(2,283)	(2,283)	(2,283)

	(23,661)	(157,056)	(140,459)	(282,115)	(335,338)

Net realized and unrealized gain (loss)	161,040	125,082	154,376	73,239	(154,373)

Net Increase in Net Assets Resulting from Operations	$487,657	$470,084	$524,513	$456,170	$298,173

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	39

Statements of Changes in Net Assets

	BlackRock CoRI 2015 Fund		BlackRock CoRI 2017 Fund
Increase in Net Assets:	Year Ended October 31, 2015	Period January 31, 2014[1] to October 31, 2014	Year Ended October 31, 2015	Period January 31, 2014[1] to October 31, 2014

Operations
Net investment income	$326,617	$239,331	$345,002	$255,138
Net realized gain	184,701	38,579	282,138	55,585
Net change in unrealized appreciation (depreciation)	(23,661)	684,057	(157,056)	822,088

Net increase in net assets resulting from operations	487,657	961,967	470,084	1,132,811

Distributions to Shareholders[2]
From net investment income:
Institutional	(323,644)	—	(340,114)	—
Investor A	(1,914)	—	(5,064)	—
From net realized gain:
Institutional	(40,729)	—	(56,890)	—
Investor A	(254)	—	(869)	—

Decrease in net assets resulting from distributions to shareholders	(366,541)	—	(402,937)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	171,996	10,027,826	47,368	10,062,264

Net Assets
Total increase in net assets	293,112	10,989,793	114,515	11,195,075
Beginning of period	11,009,793	20,000	11,215,075	20,000

End of period	$11,302,905	$11,009,793	$11,329,590	$11,215,075

Undistributed net investment income, end of period	$255,966	$249,270	$270,793	$265,158

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

40	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Statements of Changes in Net Assets

	BlackRock CoRI 2019 Fund		BlackRock CoRI 2021 Fund
Increase in Net Assets:	Year Ended October 31, 2015	Period January 31, 2014[1] to October 31 2014	Year Ended October 31, 2015	Period January 31, 2014[1] to October 31, 2014

Operations
Net investment income	$370,137	$277,641	$382,931	$277,788
Net realized gain	294,835	142,831	355,354	106,295
Net change in unrealized appreciation (depreciation)	(140,459)	928,913	(282,115)	1,030,953

Net increase in net assets resulting from operations	524,513	1,349,385	456,170	1,415,036

Distributions to Shareholders[2]
From net investment income:
Institutional	(366,679)	—	(368,625)	—
Investor A	(6,462)	—	(4,427)	—
From net realized gain:
Institutional	(143,279)	—	(107,191)	—
Investor A	(2,782)	—	(1,330)	—

Decrease in net assets resulting from distributions to shareholders	(519,202)	—	(481,573)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	436,887	10,306,874	429,245	10,067,544

Net Assets
Total increase in net assets	442,198	11,656,259	403,842	11,482,580
Beginning of period	11,676,259	20,000	11,502,580	20,000

End of period	$12,118,457	$11,676,259	$11,906,422	$11,502,580

Undistributed net investment income, end of period	$291,418	$288,263	$304,006	$287,965

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	41

Statements of Changes in Net Assets

	BlackRock CoRI 2023 Fund
Increase in Net Assets:	Year Ended October 31, 2015	Period January 31, 2014[1] to October 31, 2014

Operations
Net investment income	$452,546	$288,590
Net realized gain	180,965	96,618
Net change in unrealized appreciation (depreciation)	(335,338)	1,187,730

Net increase in net assets resulting from operations	298,173	1,572,938

Distributions to Shareholders[2]
From net investment income:
Institutional	(376,328)	—
Investor A	(10,456)	—
From net realized gain:
Institutional	(97,482)	—
Investor A	(2,788)	—

Decrease in net assets resulting from distributions to shareholders	(487,054)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	3,493,090	10,256,477

Net Assets
Total increase in net assets	3,304,209	11,829,415
Beginning of period	11,849,415	20,000

End of period	$15,153,624	$11,849,415

Undistributed net investment income, end of period	$372,450	$298,900

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

42	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Financial Highlights	BlackRock CoRI 2015 Fund

	Institutional			Investor A
	Year Ended October 31, 2015	January 31, 2014[1] to October 31, 2014		Year Ended October 31, 2015	January 31, 2014[1] to October 31, 2014

Per Share Operating Performance
Net asset value, beginning of period	$10.96	$10.00		$10.94	$10.00

Net investment income[2]	0.32	0.24		0.30	0.22
Net realized and unrealized gain	0.16	0.72		0.16	0.72

Net increase from investment operations	0.48	0.96		0.46	0.94

Distributions:[3]
From net investment income	(0.32)	—		(0.31)	—
From net realized gain	(0.04)	—		(0.04)	—

Total distributions	(0.36)	—		(0.35)	—

Net asset value, end of period	$11.08	$10.96		$11.05	$10.94

Total Return[4]
Based on net asset value	4.45%	9.60%[5]		4.22%	9.40%[5]

Ratios to Average Net Assets
Total expenses	2.02%	2.64%	[6,7]	2.39%	3.12%	[6,7]

Total expenses after fees waived and/or reimbursed	0.25%	0.25%	[6]	0.50%	0.50%	[6]

Net investment income	2.93%	3.08%	[6]	2.70%	2.80%	[6]

Supplemental Data
Net assets, end of period (000)	$11,060	$10,939		$243	$71

Portfolio turnover rate	36%	10%		36%	10%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.06% and 3.48%.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	43

Financial Highlights	BlackRock CoRI 2017 Fund

	Institutional			Investor A
	Year Ended October 31, 2015	January 31, 2014[1] to October 31, 2014		Year Ended October 31, 2015	January 31, 2014[1] to October 31, 2014

Per Share Operating Performance
Net asset value, beginning of period	$11.13	$10.00		$11.11	$10.00

Net investment income[2]	0.34	0.25		0.31	0.23
Net realized and unrealized gain	0.13	0.88		0.13	0.88

Net increase from investment operations	0.47	1.13		0.44	1.11

Distributions:[3]
From net investment income	(0.34)	—		(0.33)	—
From net realized gain	(0.06)	—		(0.06)	—

Total distributions	(0.40)	—		(0.39)	—

Net asset value, end of period	$11.20	$11.13		$11.16	$11.11

Total Return[4]
Based on net asset value	4.18%	11.30%[5]		3.93%	11.10%[5]

Ratios to Average Net Assets
Total expenses	1.97%	2.62%	[6,7]	2.35%	3.09%	[6,7]

Total expenses after fees waived and/or reimbursed	0.25%	0.25%	[6]	0.50%	0.50%	[6]

Net investment income	3.03%	3.26%	[6]	2.77%	2.96%	[6]

Supplemental Data
Net assets, end of period (000)	$11,180	$11,120		$150	$95

Portfolio turnover rate	27%	10%		27%	10%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.03% and 3.46%.

See Notes to Financial Statements.

44	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Financial Highlights	BlackRock CoRI 2019 Fund

	Institutional			Investor A
	Year Ended October 31, 2015	January 31, 2014[1] to October 31, 2014		Year Ended October 31, 2015	January 31, 2014[1] to October 31, 2014

Per Share Operating Performance
Net asset value, beginning of period	$11.30	$10.00		$11.29	$10.00

Net investment income[2]	0.36	0.27		0.33	0.25
Net realized and unrealized gain	0.15	1.03		0.15	1.04

Net increase from investment operations	0.51	1.30		0.48	1.29

Distributions:[3]
From net investment income	(0.36)	—		(0.33)	—
From net realized gain	(0.14)	—		(0.14)	—

Total distributions	(0.50)	—		(0.47)	—

Net asset value, end of period	$11.31	$11.30		$11.30	$11.29

Total Return[4]
Based on net asset value	4.51%	13.00%[5]		4.21%	12.90%[5]

Ratios to Average Net Assets
Total expenses	1.89%	2.55%	[6,7]	2.23%	2.39%	[6,7]

Total expenses after fees waived and/or reimbursed	0.25%	0.25%	[6]	0.50%	0.50%	[6]

Net investment income	3.14%	3.43%	[6]	2.90%	3.02%	[6]

Supplemental Data
Net assets, end of period (000)	$11,418	$11,418		$701	$259

Portfolio turnover rate	31%	29%		31%	29%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.95% and 2.66%.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	45

Financial Highlights	BlackRock CoRI 2021 Fund

	Institutional			Investor A
	Year Ended October 31, 2015	January 31, 2014[1] to October 31, 2014		Year Ended October 31, 2015	January 31, 2014[1] to October 31, 2014

Per Share Operating Performance
Net asset value, beginning of period	$11.41	$10.00		$11.39	$10.00

Net investment income[2]	0.37	0.37		0.35	0.32
Net realized and unrealized gain	0.10	1.04		0.09	1.07

Net increase from investment operations	0.47	1.41		0.44	1.39

Distributions:[3]
From net investment income	(0.37)	—		(0.36)	—
From net realized gain	(0.11)	—		(0.11)	—

Total distributions	(0.48)	—		(0.47)	—

Net asset value, end of period	$11.40	$11.41		$11.36	$11.39

Total Return[4]
Based on net asset value	4.03%	14.10%[5]		3.75%	13.90%[5]

Ratios to Average Net Assets
Total expenses	1.89%	2.58%	[6,7]	2.19%	2.83%	[6,7]

Total expenses after fees waived and/or reimbursed	0.25%	0.25%	[6]	0.50%	0.50%	[6]

Net investment income	3.25%	3.50%	[6]	3.03%	3.16%	[6]

Supplemental Data
Net assets, end of period (000)	$11,379	$11,390		$528	$113

Portfolio turnover rate	37%	19%		37%	19%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.00% and 3.16%.

See Notes to Financial Statements.

46	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Financial Highlights	BlackRock CoRI 2023 Fund

	Institutional			Investor A
	Year Ended October 31, 2015	Period January 31, 2014[1] to October 31, 2014		Year Ended October 31, 2015	Period January 31, 2014[1] to October 31, 2014

Per Share Operating Performance
Net asset value, beginning of period	$11.56	$10.00		$11.54	$10.00

Net investment income[2]	0.39	0.29		0.36	0.27
Net realized and unrealized gain	0.05	1.27		0.05	1.27

Net increase from investment operations	0.44	1.56		0.41	1.54

Distributions:[3]
From net investment income	(0.38)	—		(0.37)	—
From net realized gain	(0.10)	—		(0.10)	—

Total distributions	(0.48)	—		(0.47)	—

Net asset value, end of period	$11.52	$11.56		$11.48	$11.54

Total Return[4]
Based on net asset value	3.65%	15.60%[5]		3.38%	15.40%[5]

Ratios to Average Net Assets
Total expenses	1.71%	2.56%	[6,7]	1.81%	2.60%	[6,7]

Total expenses after fees waived and/or reimbursed	0.25%	0.25%	[6]	0.50%	0.50%	[6]

Net investment income	3.30%	3.59%	[6]	3.08%	3.22%	[6]

Supplemental Data
Net assets, end of period (000)	$12,435	$11,540		$2,719	$309

Portfolio turnover rate	43%	20%		43%	20%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.97% and 2.90%.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	47

Notes to Financial Statements

1. Organization:

BlackRock CoRI Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock CoRI 2015 Fund	CoRI 2015 Fund	Diversified
BlackRock CoRI 2017 Fund	CoRI 2017 Fund	Diversified
BlackRock CoRI 2019 Fund	CoRI 2019 Fund	Diversified
BlackRock CoRI 2021 Fund	CoRI 2021 Fund	Diversified
BlackRock CoRI 2023 Fund	CoRI 2023 Fund	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares, and may be subject to a CDSC. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	Yes	No1	None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., financial futures contracts), that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and paid annually. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate

48	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Notes to Financial Statements (continued)

methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective September 2015, the arrangement with their custodian for earning credits on uninvested cash balances has ceased and the custodian will be imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

•	Investments in open-end registered investment companies are valued at net asset value (“NAV”) each business day.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	49

Notes to Financial Statements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Fund’s investments and derivative financial instruments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of mortgage pass-through securities. A Fund also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage economically their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange.

Financial Futures Contracts: Certain Funds invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and

50	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Notes to Financial Statements (continued)

provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
Not exceeding $1 Billion	0.30%
$1 Billion — $3 Billion	0.28%
$3 Billion — $5 Billion	0.27%
Greater than $5 Billion	0.26%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investments in other affiliated investment companies, if any. For the year ended October 31, 2015, the amounts waived were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Amounts waived	$109	$96	$93	$117	$129

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily at an annual rate of 0.25% based upon the average daily net assets attributable to each Fund’s Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager acts as administrator for the Funds. For these services, each Fund pays the administrator a fee computed daily and payable monthly based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 Million	0.05%
$500 Million — $1 Billion	0.04%
Greater than $1 Billion	0.03%

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended October 31, 2015, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Institutional	$34	$36	$37	$48	$48
Investor A	$22	$13	$19	$14	$31

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	51

Notes to Financial Statements (continued)

The Manager agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:

	Contractual[1]	Voluntary[2]
Institutional	0.58%	0.25%
Investor A	0.83%	0.50%

[1]	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2016 unless approved by the Board, including a majority of the Independent Trustees.
[2]	The voluntary waiver or reimbursement may be reduced or discontinued at any time.

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as administration fees waived, transfer agent fees waived and transfer agent fees reimbursed, respectively, in the Statements of Operations. For the year ended October 31, 2015, the amounts included in fees waived by the Manager were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Amounts waived	$33,348	$34,107	$35,354	$35,246	$41,415

If during the Funds’ fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Funds, of which the share class is a part, have more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Funds’ investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On October 31, 2015, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2016	2017
CoRI 2015 Fund
Fund	$151,363	$156,568
Institutional	$180	$51
Investor A	$109	$226
CoRI 2017 Fund
Fund	$151,124	$154,670
Institutional	$185	$60
Investor A	$87	$294
CoRI 2019 Fund
Fund	$150,262	$151,404
Institutional	$187	$135
Investor A	$84	$483
CoRI 2021 Fund
Fund	$150,615	$150,418
Institutional	$180	$74
Investor A	$76	$402
CoRI 2023 Fund
Fund	$150,439	$148,260
Institutional	$180	$85
Investor A	$75	$1,613

52	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Notes to Financial Statements (continued)

For the year ended October 31, 2015, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Investor A	$50	$71	$83	$166

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

7. Purchases and Sales:

For the year ended October 31, 2015, purchases and sales of investments, excluding short-term securities, were as follows:

Purchases	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Non-U.S. Government Securities	$1,399,032	$1,591,712	$1,685,943	$1,880,490	$3,791,475
U.S. Government Securities	$2,540,164	$1,459,933	$2,180,191	$2,652,936	$5,517,421

Total Purchases	$3,939,196	$3,051,645	$3,866,134	$4,533,426	$9,308,896

Sales	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Non-U.S. Government Securities	$245,547	$427,159	$547,712	$641,722	$968,485
U.S. Government Securities	$3,683,211	$2,721,492	$3,025,943	$3,692,748	$4,969,341

Total Sales	$3,928,758	$3,148,651	$3,573,655	$4,334,470	$5,937,826

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the two years ended October 31, 2015. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to non-deductible expenses were reclassified to the following accounts:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Paid-in capital	$(5,637)	$(5,811)	$(6,159)	$(6,162)	$(7,788)
Undistributed net investment income	$5,637	$5,811	$6,159	$6,162	$7,788

The tax character of distributions paid was as follows:

		CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Ordinary income .	10/31/2015	$359,961	$396,358	$512,623	$471,471	$476,950
Long-term capital gains .	10/31/2015	6,580	6,579	6,579	10,102	10,104

Total	10/31/2015	$366,541	$402,937	$519,202	$481,573	$487,054

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	53

Notes to Financial Statements (continued)

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Undistributed ordinary income	$325,208	$356,741	$456,556	$430,725	$471,930
Undistributed long-term capital gains	113,856	194,048	129,679	227,042	121,407
Net unrealized gains[1]	659,595	665,000	785,242	748,205	808,818

Total	$1,098,659	$1,215,789	$1,371,477	$1,405,972	$1,402,155

[1]

The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on certain futures contracts.

As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Tax cost	$10,604,891	$10,579,451	$11,451,130	$11,109,930	$14,347,386

Gross unrealized appreciation	$725,807	$748,166	$896,312	$874,553	$1,031,456
Gross unrealized depreciation	(66,212)	(83,166)	(111,070)	(126,348)	(222,638)

Net unrealized appreciation	$659,595	$665,000	$785,242	$748,205	$808,818

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Prior to November 25, 2014, the aggregate commitment amount was $1.1 billion, of which the Participating Funds, including the Funds, could borrow up to $650 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended October 31, 2015, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political or/and social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally

54	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Notes to Financial Statements (continued)

of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended October 31, 2015		Period Ended January 31, 2014[1] to October 31, 2014
CoRI 2015 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	—	—	997,000	$9,970,000
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—

Net increase	—	—	997,000	$9,970,000

Investor A
Shares sold	17,145	$190,231	5,467	$57,826
Shares issued to shareholders in reinvestment of distributions	134	1,470	—	—
Shares redeemed	(1,777)	(19,705)	—	—

Net increase	15,502	$171,996	5,467	$57,826

Total Net Increase	15,502	$171,996	1,002,467	$10,027,826

	Year Ended October 31, 2015		Period Ended January 31, 2014[1] to October 31, 2014
CoRI 2017 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	—	—	997,938	$9,980,000
Shares issued to shareholders in reinvestment of distributions	33	$373	—	—
Shares redeemed	(971)	(10,917)	—	—

Net increase (decrease)	(938)	$(10,544)	997,938	$9,980,000

Investor A
Shares sold	15,110	$169,628	8,498	$92,302
Shares issued to shareholders in reinvestment of distributions	459	5,155	—	—
Shares redeemed	(10,721)	(116,871)	(940)	(10,038)

Net increase	4,848	$57,912	7,558	$82,264

Total Net Increase	3,910	$47,368	1,005,496	$10,062,264

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	55

Notes to Financial Statements (continued)

	Year Ended October 31, 2015		Period Ended January 31, 2014[1] to October 31, 2014
CoRI 2019 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	549	$6,348	1,009,173	$10,102,447
Shares issued to shareholders in reinvestment of distributions	538	6,145	—	—
Shares redeemed	(1,768)	(20,879)	—	—

Net increase (decrease)	(681)	$(8,386)	1,009,173	$10,102,447

Investor A
Shares sold	48,802	$554,434	92,432	$1,008,341
Shares issued to shareholders in reinvestment of distributions	726	8,301	—	—
Shares redeemed	(10,404)	(117,462)	(70,520)	(803,914)

Net increase	39,124	$445,273	21,912	$204,427

Total Net Increase	38,443	$436,887	1,031,085	$10,306,874

	Year Ended October 31, 2015		Period Ended January 31, 2014[1] to October 31, 2014
CoRI 2021 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	103	$1,200	997,157	$9,971,700
Shares issued to shareholders in reinvestment of distributions	7	79	—	—
Shares redeemed	—	—	—	—

Net increase	110	$1,279	997,157	$9,971,700

Investor A
Shares sold	40,031	$467,191	10,873	$118,051
Shares issued to shareholders in reinvestment of distributions	417	4,826	—	—
Shares redeemed	(3,884)	(44,051)	(1,990)	(22,207)

Net increase	36,564	$427,966	8,883	$95,844

Total Net Increase	36,674	$429,245	1,006,040	$10,067,544

	Year Ended October 31, 2015		Period Ended January 31, 2014[1] to October 31, 2014
CoRI 2023 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	82,739	$954,056	997,000	$9,970,000
Shares issued to shareholders in reinvestment of distributions	51	598	—	—
Shares redeemed	(1,312)	(15,256)	—	—

Net increase	81,478	$939,398	997,000	$9,970,000

Investor A
Shares sold	307,705	$3,695,912	29,539	$329,072
Shares issued to shareholders in reinvestment of distributions	1,043	12,318	—	—
Shares redeemed	(98,655)	(1,154,538)	(3,750)	(42,595)

Net increase	210,093	$2,553,692	25,789	$286,477

Total Net Increase	291,571	$3,493,090	1,022,789	$10,256,477

[1]	Commencement of operations.

56	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Notes to Financial Statements (concluded)

At October 31, 2015, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Institutional	998,000	998,000	998,000	998,000	998,000
Investor A	2,000	2,000	2,000	2,000	2,000

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	57

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock CoRI 2015 Fund, BlackRock CoRI 2017 Fund, BlackRock CoRI 2019 Fund,

BlackRock CoRI 2021 Fund, and BlackRock CoRI 2023 Fund and the Board of Trustees of BlackRock CoRI Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BlackRock CoRI 2015 Fund, BlackRock CoRI 2017 Fund, BlackRock CoRI 2019 Fund, BlackRock CoRI 2021 Fund, and BlackRock CoRI 2023 Fund (collectively, the “Funds”), each a series of BlackRock CoRI Funds, as of October 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.

Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock CoRI 2015 Fund, BlackRock CoRI 2017 Fund, BlackRock CoRI 2019 Fund, BlackRock CoRI 2021 Fund, and BlackRock CoRI 2023 Fund as of October 31, 2015, the results of their operations for the year then ended, the changes in their net assets for the periods presented, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

December 23, 2015

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Funds during the fiscal year ended October 31, 2015.

	Payable Date	Qualified Dividend Income for Individuals[1]	Dividends Qualifying for the Received Deduction for Corporations[1]	Federal Obligation Interest[2]	Interest-Related Dividends and Qualified Short-Term Capital Gains for non-U.S. Residents[3]
CoRI 2015 Fund	12/23/2014	0.00%	0.00%	50.54%	95.90%
CoRI 2017 Fund	12/23/2014	0.00%	0.00%	48.06%	93.27%
CoRI 2019 Fund	12/23/2014	0.00%	0.00%	42.08%	97.00%
CoRI 2021 Fund	12/23/2014	0.00%	0.00%	42.45%	96.53%
CoRI 2023 Fund	12/23/2014	0.00%	0.00%	41.03%	95.96%

[1]	The Funds hereby designate the percentage indicated above or the maximum amount allowable by law.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[3]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the funds paid a long-term gain distribution to shareholders of record on December 19, 2014 as follows.

Per Share
CoRI 2015 Fund	$0.006552
CoRI 2017 Fund	$0.006487
CoRI 2019 Fund	$0.006389
CoRI 2021 Fund	$0.009997
CoRI 2023 Fund	$0.009830

58	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock CoRI Funds (the “Trust”) met in person on April 14, 2015 (the “April Meeting”) and May 12-13, 2015 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock CoRI 2015 Fund (the “2015 Fund”), BlackRock CoRI 2017 Fund (the “2017 Fund”), BlackRock CoRI 2019 Fund (the “2019 Fund”), BlackRock CoRI 2021 Fund (the “2021 Fund”) and BlackRock CoRI 2023 Fund (the “2023 Fund”) (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Funds. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

On the date of the April and May Meetings, the Board consisted of thirteen individuals, ten of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). One of the Board Members is a non-management interested Board Member by virtue of his former positions with BlackRock, Inc. and its affiliates. The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) each Fund’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Board further discussed with BlackRock:

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	59

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to each Fund, each for a one-year term ending June 30, 2016. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, a relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

60	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide each Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board noted that for the since-inception period reported, the 2015 Fund ranked in the first quartile against its Lipper Performance Universe.

The Board noted that for the since-inception period reported, the 2017 Fund ranked in the first quartile against its Lipper Performance Universe.

The Board noted that for the since-inception period reported, the 2019 Fund ranked in the first quartile against its Lipper Performance Universe.

The Board noted that for the since-inception period reported, the 2021 Fund ranked in the first quartile against its Lipper Performance Universe.

The Board noted that for the since-inception period reported, the 2023 Fund ranked in the first quartile against its Lipper Performance Universe.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	61

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board may periodically receive and review information from independent third parties as part of its annual evaluation. BlackRock retained an independent third party to evaluate its cost allocation methodologies in the context of BlackRock’s 1940 Act Fund business. The Board considered the results of that evaluation in connection with BlackRock’s profitability reporting. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing each Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the 2015 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that the 2015 Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually and/or voluntarily agreed to a cap on the 2015 Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board noted that the 2017 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that the 2017 Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually and/or voluntarily agreed to a cap on the 2017 Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board noted that the 2019 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that the 2019 Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually and/or voluntarily agreed to a cap on the 2019 Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board noted that the 2021 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that the 2021 Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually and/or voluntarily agreed to a cap on the 2021 Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board noted that the 2023 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that the 2023 Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually and/or voluntarily agreed to a cap on the 2023 Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of each Fund. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with each Fund, both tangible and intangible,

62	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2016, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Funds, for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of each of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve each of the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	63

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Funds	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2]
Robert M. Hernandez 1944	Chair of the Board and Trustee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director, TE Connectivity (electronics) from 2006 to 2012.	28 RICs consisting of 98 Portfolios	ACE Limited (insurance company); Eastman Chemical Company
Fred G. Weiss 1941	Vice Chair of the Board and Trustee	Since 2007	Managing Director, FGW Consultancy LLC (consulting and investment company) since 1997; Director and Treasurer, Michael J. Fox Foundation for Parkinson’s Research since 2000; Director, BTG International plc (medical technology commercialization company) from 2001 to 2007.	28 RICs consisting of 98 Portfolios	Allergan plc (pharmaceuticals)
James H. Bodurtha 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting and investing firm) from 1996 to 2013 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	28 RICs consisting of 98 Portfolios	None
Bruce R. Bond 1946	Trustee	Since 2007	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	28 RICs consisting of 98 Portfolios	None
Valerie G. Brown 1956	Trustee	Since 2015	Chief Executive Officer and Director, Cetera Financial Group (broker-dealer and registered investment adviser services) from 2010 to 2014; Director and Vice Chairman of the Board, Financial Services Institute (trade organization) from 2009 to 2014; Director and Committee Chair, Securities Industry and Financial Markets Association (trade organization) from 2006 to 2014.	28 RICs consisting of 98 Portfolios	None
Donald W. Burton 1944	Trustee	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The Burton Partnership (QP), LP (an investment partnership) since 2000; Managing General Partner, The South Atlantic Venture Funds from 1983 to 2012; Director, IDology, Inc. (technology solutions) since 2006; Director, Knology, Inc. (telecommunications) from 1996 to 2012; Director, Capital Southwest (financial) from 2006 to 2012.	28 RICs consisting of 98 Portfolios	None
Honorable Stuart E. Eizenstat 1943	Trustee	Since 2007	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) from 2007 to 2012; Member of the International Advisory Board GML Ltd. (energy) since 2003; Advisory Board Member, BT Americas (telecommunications) from 2004 to 2009.	28 RICs consisting of 98 Portfolios	Alcatel-Lucent (tele- communications); Global Specialty Metallurgical; UPS Corporation (delivery service)
Kenneth A. Froot 1957	Trustee	Since 2007	Professor, Harvard University from 1993 to 2012.	28 RICs consisting of 98 Portfolios	None
John F. O’Brien 1943	Trustee	Since 2007	Chairman, Woods Hole Oceanographic Institute since 2009 and Trustee thereof from 2003 to 2009.	28 RICs consisting of 98 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)
Donald C. Opatrny 1952	Trustee	Since 2015	Trustee, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; Member of the Board and Investment Committee, University School since 2007; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President and Trustee, the Center for the Arts, Jackson Hole since 2011; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Trustee, Artstor (a Mellon Foundation affiliate) since 2010; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014.	28 RICs consisting of 98 Portfolios	None

64	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Funds	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2] (concluded)
Roberta Cooper Ramo 1942	Trustee	Since 2007	Shareholder and Attorney, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s Inc. (retail) since 1999; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; Vice President, Santa Fe Opera (non-profit) since 2011; Chair, Think New Mexico (non-profit), since 2013.	28 RICs consisting of 98 Portfolios	None
David H. Walsh 1941	Trustee	Since 2007	Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation from 2008 to 2012; Director, The American Museum of Fly Fishing since 1997.	28 RICs consisting of 98 Portfolios	None
[1] The address of each Trustee and Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]   Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Funds’ by-laws or charter or statute. In no event may an Independent Trustee hold office beyond December 31 of the year in which he or she turns 75.

[3]   Date shown is the earliest date a person has served for the Funds. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Funds’ board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Honorable Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2005; Roberta Cooper Ramo, 1999; David H. Walsh, 2003; and Fred G. Weiss, 1998.

Interested Trustees[4]
Robert Fairbairn 1965	Trustee	Since 2015	Senior Managing Director of BlackRock since 2010; Global Head of BlackRock’s Retail and iShares businesses since 2012; Member of BlackRock’s Global Executive and Global Operating Committees; Head of BlackRock’s Global Client Group from 2009 to 2012; Chairman of BlackRock’s international businesses from 2007 to 2010.	28 RICs consisting of 98 Portfolios	None
Henry Gabbay 1947	Trustee	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	28 RICs consisting of 98 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	2015 to present Trustee and President; 2010 to present Chief Executive Officer	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	136 RICs consisting of 334 Portfolios	None

[4]   Messrs. Fairbairn and Perlowski are both “interested persons,” as defined in the 1940 Act, of the Funds based on their positions with BlackRock and its affiliates. Mr. Gabbay may be deemed an “interested person” of the Funds based on his former positions with BlackRock and its affiliates. Mr. Gabbay does not currently serve as an officer or employee of BlackRock or its affiliates or own any securities of BlackRock or the PNC Financial Services Group, Inc. Mr. Gabbay is a non-management Interested Trustee. Interested Trustees serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trusts’ by-laws or charter or statute, or until December 31 of the year in which they turn 72. Officers of the Funds serve at the pleasure of the Board.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	65

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Funds	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	2015 to present Trustee; 2010 to present President and Chief Executive Officer	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Secretary of the iShares exchange traded funds since 2015; Secretary of the BlackRock-advised funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Funds serve at the pleasure of the Board.
Further information about the Funds’ Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

Sub-Advisor BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

66	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

BLACKROCK CORI FUNDS	OCTOBER 31, 2015	67

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

68	BLACKROCK CORI FUNDS	OCTOBER 31, 2015

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CoRI-10/15-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez

Fred G. Weiss

Stuart E. Eizenstat

Bruce R. Bond

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock CoRI 2015 Fund	$35,000	$35,350	$0	$0	$15,402	$15,000	$0	$0
BlackRock CoRI 2017 Fund	$35,000	$35,350	$0	$0	$15402	$15,000	$0	$0
BlackRock CoRI 2019 Fund	$35,000	$35,350	$0	$0	$15,402	$15,000	$0	$0
BlackRock CoRI 2021 Fund	$35,000	$35,350	$0	$0	$15,402	$15,000	$0	$0
BlackRock CoRI 2023 Fund	$35,000	$35,350	$0	$0	$15,402	$15,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,391,000	$2,555,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock CoRI 2015 Fund	$15,402	$15,000
BlackRock CoRI 2017 Fund	$15,402	$15,000
BlackRock CoRI 2019 Fund	$15,402	$15,000
BlackRock CoRI 2021 Fund	$15,402	$15,000
BlackRock CoRI 2023 Fund	$15,402	$15,000

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,391,000 and $2,555,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock CoRI Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date: January 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date: January 4, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock CoRI Funds

Date: January 4, 2016